SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                              ---------------------

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

                            REGISTRATION NO. 33-15807

                         Post-Effective Amendment No. 20

                                       and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                            REGISTRATION NO. 811-5240

                                Amendment No. 22

                       SELECTED CAPITAL PRESERVATION TRUST
                       -----------------------------------
                              124 East Marcy Street
                           Santa Fe, New Mexico 87501

               Registrant's Telephone Number, Including Area Code
                                 1-800-243-1575

                               Agent for Service:

                                Sheldon R. Stein
                                D'Ancona & Pflaum
                             30 North LaSalle Street
                             Chicago, Illinois 60602
                                 (312) 580-2014

      It is proposed that this filing will become effective:

      ____  Immediately upon filing pursuant to paragraph (b)

       X    on May 1, 1997, pursuant to paragraph (b)

      ____  60 days after filing pursuant to paragraph (a)

      ____  on _________________________, pursuant to paragraph (a) of Rule 485


      Registrant has registered an indefinite number of shares of its beneficial interest pursuant to Rule 24f-2, and filed its Rule 24f-2 Notice for Registrant's most recent fiscal year on or about February 28, 1997. FORM N-1A


                                    FORM N-1A
                       SELECTED CAPITAL PRESERVATION TRUST

POST-EFFECTIVE AMENDMENT NO. 20 TO REGISTRATION STATEMENT NO. 33-15807 UNDER THE SECURITIES ACT OF 1933 AND AMENDMENT NO. 22 UNDER THE INVESTMENT COMPANY ACT OF 1940 TO REGISTRATION STATEMENT NO. 811-5240.

                                 CROSS REFERENCE

  N-1A
Item No.              Prospectus Caption or Placement
--------              -------------------------------
    1                 Front Cover
    2                 Fund Expenses
    3                 Financial Highlights; Fund Performance
    4                 Selected Funds - Summary; Investment
                      Objectives
    5                 Manager, Sub-Adviser and Distributor
    6                 Organization of the Funds; Selected Funds -
                      Summary; Dividends; Taxes; Manager and Distributor
    7                 Buying Shares; Determining the Price of
                      Shares - Net Asset Value; Exchanging Shares;
                      Manager and Distributor
    8                 Selling Shares; Exchanging Shares
    9                 (Not Applicable)

                      Part B Caption or Placement
                      ---------------------------
   10                 Cover Page
   11                 Table of Contents
   12                 (Not Applicable)
   13                 Investments; Investment Restric-
                      tions; Portfolio Transactions
   14                 Trustees and Officers
   15                 (Not Applicable)
   16                 Manager; Expense Limitation; Custodian and Transfer
                      Agent; Independent Auditors; Distribution Plans
   17                 Portfolio Transactions
   18                 *
   19                 Net Asset Value
   20                 Taxes
   21                 Distribution Plans
   22                 Performance Data
   23                 **

----------

*  Included in Prospectus

** Financial Statements appearing in the December 31, 1996 Annual Report are incorporated by reference.

PROSPECTUS                                                           May 1, 1997


                               THE SELECTED FUNDS
                              124 East Marcy Street
                           Santa Fe, New Mexico 87501
                                 1-800-243-1575

     Welcome to the Selected Funds, a family of diversified no-load mutual funds offering a variety of investment opportunities. The Funds pay distribution fees pursuant to distribution plans adopted in accordance with Rule 12b-1.

Stock-Oriented Funds

     Selected American Shares, Inc. - a Growth and Income Fund.

     Selected Special Shares, Inc. - a Growth Fund.

Bond-Oriented Fund

     Selected U.S. Government Income Fund - an Income Fund.

Money Market Fund

     Selected Daily Government Fund - a U.S. Government Money Market Fund.

     Selected Daily Government Fund and Selected U.S. Government Income Fund are part of Selected Capital Preservation Trust.

     This Prospectus concisely sets forth information about the Selected Funds that you should know before investing. Please keep it handy for future reference. Additional information is included in the Statements of Additional Information of the Selected Funds dated May 1, 1997, and filed with the Securities and Exchange Commission. The Statements of Additional Information are incorporated herein by reference. You may obtain copies of the Statements of Additional Information without charge by writing or calling us at the above address or phone number.

     An investment in the Selected U.S. Government Income Fund or Selected Daily Government Fund is neither insured nor guaranteed by the U.S. Government. There can be no assurance that Selected Daily Government Fund will be able to maintain a stable net asset value of $1.00 per share. Shares in the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                     SUMMARY

Stock-Oriented Funds

     Selected American Shares, Inc. ("Selected American") and Selected Special Shares, Inc. ("Selected Special") are diversified, professionally managed stock-oriented funds. Selected American seeks a combination of capital growth and income and invests primarily in common stocks and other equity securities. Selected Special seeks capital growth and invests primarily in common stocks and securities convertible into common stocks. See "Investment Objectives."

Bond-Oriented Fund

     Selected U.S. Government Income Fund ("Selected Government Income") seeks to obtain current income consistent with preservation of capital by investing primarily in debt obligations of the U.S. Government, its agencies or instrumentalities ("U.S. Government Securities").

Money Market Fund

     Selected Daily Government Fund ("Selected Daily Government") seeks to provide a high level of current income from short-term money market securities consistent with prudent investment management, preservation of capital and maintenance of liquidity. It invests in U.S. Government Securities and repurchase agreements in respect thereto.


Manager, Sub-Advisers and Distributor

     Davis Selected Advisers, L.P. (the "Manager") serves as the investment manager and distributor for Selected American, Selected Special, Selected Government Income and Selected Daily Government (individually a "Fund" or together the "Funds" or the "Selected Funds"). The Manager has hired Bramwell Capital Management, Inc. (the "Sub-Advisor") to provide day to day management of the portfolio of Selected Special. The Manager has entered into a Sub-Advisory Agreement with its wholly-owned subsidiary, Davis Selected Advisers-NY, Inc. ("DSA-NY"). DSA-NY performs research and other services for the Funds on behalf of the Manager. There are management and Rule 12b-1 distribution fees payable by each Fund. For more information see "Fund Expenses" and "Manager, Sub-Advisers and Distributor."


Purchases and Redemptions

     Shares of the Funds are sold and redeemed at net asset value without any sales or redemption charge. The minimum initial investment in any of the Selected Funds is $1,000 and subsequent investments are $100 or more. Please see "Buying Shares" for more information on how easy it is to invest. Please see "Selling Shares" for details on how to redeem shares.

Factors to Consider

     An investment in any of our Funds, as with any mutual fund, includes risks that vary depending upon the Fund's investment objectives and policies. There is no assurance that the investment objective of any Fund will be achieved. A Fund's return and net asset value will fluctuate, although Selected Daily Government seeks to maintain a net asset value of $1.00 per share.

                                  FUND EXPENSES

       Shareholder transaction expenses:
       Sales Load on Purchases .................................    None
       Redemption Fee ..........................................    None*
       Sales Load on Reinvested Dividends ......................    None
       Exchange Fee ............................................    None
       Deferred Sales Load .....................................    None

----------
*    A service fee of $5 is charged for each wire redemption.

     Annual fund operating expenses after any expense reimbursements, as a percentage of average net assets:

                                 Selected     Selected    Selected Gov't   Selected Daily
                                 American     Special      Income***          Gov't
                                 --------     -------      ---------          -----

Management Fees .............      0.62%        0.70%         0.50%            0.30%
12b-1 Fees** ................      0.25%        0.25%         0.25%            0.25%
Other Expenses ..............      0.16%        0.38%         0.69%            0.20%
                                   -----        -----         -----            -----
Total Operating Expenses ....      1.03%        1.33%         1.44%            0.75%


----------
** The effect of a 12b-1 plan is that long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted under applicable rules of the National Association of Securities Dealers, Inc.


***  After contractual expense reimbursements.

      The Manager agreed to absorb certain expenses during 1996 for Selected Government Income as is reflected above. If the Manager had not done so, "Other Expenses" for Selected Government Income in the table above would be 0.92%, and "Total Operating Expenses" would be 1.67%. Please see "Manager, Sub-Advisers and Distributor" and the Statements of Additional Information for more information on fees.


      We can illustrate these expenses with the examples below. You would pay the following expenses on a $1,000 investment (assuming a 5% annual return and redemption at the end of each period):

                       Selected   Selected      Selected Gov't   Selected Daily
                       American    Special       Income***         Gov't***


One Year ..........        $11         $14           $15              $ 8
Three Years .......       $ 33        $ 42          $ 46              $24
Five Years ........       $ 57        $ 73          $ 79              $42
Ten Years .........       $126        $160          $172              $93

      The tables are here to help you understand the various expenses that you as an investor in a Fund will bear and are based on the Funds' expenses for the year ended December 31, 1996, which reflect expense reimbursements in respect to Selected Government Income as described above. There can be no assurance that reimbursements for Selected Government Income will continue beyond December 31, 1997. The 5% rate used in the example is only for illustration and is not intended to be indicative of the future performance of the Funds, which may be more or less than the assumed rate. Actual expenses may be greater or lesser than those shown.


                              FINANCIAL HIGHLIGHTS


     The following tables provide you with information about the history of the Funds' shares, including periods prior to May 1, 1993 when Davis Selected Advisers, L.P. became the Funds' Manager. The tables present the financial highlights for a share outstanding throughout each respective period. Such tables are included as supplementary information to the Funds' financial statements which are included in the December 31, 1996 Annual Report to Shareholders which may be obtained by writing or calling the Fund. The Funds' 1996 financial statements including the financial highlights for each of the five years in the period ended December 31, 1996, have been audited by the Funds' independent certified public accountants, whose unqualified opinion thereon is contained in the Annual Report.

                                SELECTED AMERICAN

                                                                     Year ended December 31,
                                     ----------------------------------------------------------------------------------------
                                        1996        1995       1994     1993(2)       1992       1991      1990         1989
                                     ----------   --------   --------   --------    --------   --------  --------    --------
Net Asset Value,
Beginning of Period ...............  $    17.68   $  13.09   $  14.59   $  17.13    $  18.43   $  12.79  $  13.81    $  13.67
Income From Investment
  Operations Net Investment
  Income ..........................        0.18       0.22       0.20       0.24        0.19       0.23      0.26        0.48
  Net Gains or Losses on
    Securities (both realized
    and unrealized)                        5.15       4.74      (0.66)      0.70        0.89       5.65     (0.81)       2.21
                                     ----------   --------   --------   --------    --------   --------  --------    --------
    Total From Investment
     Operations ...................        5.33       4.96      (0.46)      0.94        1.08       5.88     (0.55)       2.69
Less Distributions
  Dividends (from net
    investment income) ............       (0.17)     (0.22)     (0.20)     (0.24)      (0.19)     (0.23)    (0.35)      (0.45)
  Distributions (from capital
    gains) ........................       (1.31)     (0.15)     (0.83)     (3.24)      (2.19)      --       (0.04)      (2.10)
  Distributions in Excess of
    Net Investment Income .........        --         --        (0.01)      --          --        (0.01)    (0.08)       --
                                     ----------   --------   --------   --------    --------   --------  --------    --------
   Total Distributions ............       (1.48)     (0.37)     (1.04)     (3.48)      (2.38)     (0.24)    (0.47)      (2.55)
                                     ----------   --------   --------   --------    --------   --------  --------    --------
Net Asset Value, End of
Period ............................  $    21.53   $  17.68   $  13.09   $  14.59    $  17.13   $  18.43  $  12.79    $  13.81
                                     ==========   ========   ========   ========    ========   ========  ========    ========
Total Return ......................       30.74%     38.09%     (3.20)%     5.42%       5.78%     46.37%    (3.90%)     20.08%


Ratios/Supplemental Data

  Net Assets, End of Period
    (000 omitted) .................   1,376,466    925,512    529,404    451,392     580,889    711,905   400,597     360,366
  Ratio of Expenses to
    Average Net Assets ............        1.03%      1.09%      1.26%      1.01%(1)    1.17%      1.19%     1.35%       1.08%
   Ratio of Net Income to
    Average Net Assets ............        0.87%      1.42%      1.42%      1.37%       0.95%      1.41%     2.04%       3.06%
   Portfolio Turnover Rate ........          29%        27%        23%         79%        50%       21%        48%         45%
    Average Commission Rate
    Per Share .....................  $     .058       --         --         --          --         --        --          --


                                   Year ended December 31,
                                   -----------------------
                                       1988        1987
                                       ----        ----

Net Asset Value,
Beginning of Period ...............  $  11.43    $  12.65
Income From Investment
  Operations Net Investment
  Income ..........................      0.26        0.34
  Net Gains or Losses on
    Securities (both realized
    and unrealized)                      2.24       (0.22)
                                     --------    --------
    Total From Investment
     Operations ...................      2.50        0.12
Less Distributions
  Dividends (from net
    investment income) ............     (0.26)      (0.42)
  Distributions (from capital
    gains) ........................      --         (0.92)
  Distributions in Excess of
    Net Investment Income .........      --          --
                                     --------    --------
   Total Distributions ............     (0.26)      (1.34)
                                     --------    --------
Net Asset Value, End of
Period ............................  $  13.67    $  11.43
                                     ========    ========
Total Return ......................     21.95%       0.23%


Ratios/Supplemental Data

  Net Assets, End of Period
    (000 omitted) .................   284,719     263,141
  Ratio of Expenses to
    Average Net Assets ............      1.11%       1.11%
   Ratio of Net Income to
    Average Net Assets ............      2.07%       2.38%
   Portfolio Turnover Rate ........        35%         45%
    Average Commission Rate
    Per Share .....................      --          --


----------
(1) Had the former manager not absorbed certain expenses, the ratio of expenses for the year ended December 31, 1993 would have been 1.22%.

(2) Effective May 1, 1993, Davis Selected Advisers, L.P. became the investment adviser. Until May 1 1993, Selected Financial Services, Inc. was the investment adviser.

                                SELECTED SPECIAL

                                                                   Year ended December 31,
                               1996      1995      1994    1993(2),(3)    1992(3)     1991(3)   1990(3)  1989(3)   1988(3)  1987(3)
                             -------   -------   -------   ----------     -------     -------   ------   -------   -------  -------
Net Asset Value,
 Beginning of Period ......  $ 10.80   $  9.02   $ 10.20     $ 10.40      $ 10.16     $  9.04   $ 9.95   $  8.52   $  7.96  $  8.92
Income From Investment
  Operations
   Net Investment Income ..     --        --       (0.03)       --           0.07        0.12     0.17      0.21      0.10     0.09
   Net Gains or Losses on
     Securities (both
     realized and
     unrealized) ..........     1.27      3.04     (0.22)       1.10         0.78        2.11    (0.85)     2.23      1.44    (0.03)
                             -------   -------   -------     -------      -------     -------   ------   -------   -------  -------
  Total From
     Investment
     Operations ...........     1.27      3.04     (0.25)       1.10         0.85        2.23    (0.68)     2.44      1.54     0.06
Less Distributions
  Dividends (from net
    investment income) ....               --        --          --          (0.07)      (0.13)   (0.20)    (0.18)    (0.10)   (0.32)
   Distributions (from
    capital gains) ........    (1.18)    (1.26)    (0.93)      (1.30)       (0.54)      (0.98)   (0.03)    (0.83)    (0.88)   (0.70)
                             -------   -------   -------     -------      -------     -------   ------   -------   -------  -------
   Total Distributions ....    (1.18)    (1.26)    (0.93)      (1.30)       (0.61)      (1.11)   (0.23)    (1.01)    (0.98)   (1.02)
                             -------   -------   -------     -------      -------     -------   ------   -------   -------  -------


Net Asset Value, End of
Period ....................  $ 10.89   $ 10.80   $  9.02     $ 10.20      $ 10.40     $ 10.16   $ 9.04   $  9.95   $  8.52  $  7.96
                             =======   =======   =======     =======      =======     =======   ======   =======   =======  =======
Total Return ..............    11.86%    34.24%    (2.56%)     10.81%        8.43%      25.53%   (6.87%)   28.91%    19.51%    0.50%
Ratios/Supplemental Data
  Net Assets, End of
    Period (000 omitted) ..   62,435    58,975    47,275      53,257       57,605      60,216   50,474    49,887    34,903   36,073
  Ratio of Expenses to
    Average Net Assets ....     1.33%     1.48%     1.41%(1)    1.24%(1)     1.41%(1)    1.39%    1.41%     1.22%     1.24%    1.10%
  Ratio of Net Income to
    Average Net Assets ....    (0.66)%   (0.58)%   (0.27)%     (0.07)%       0.56%       1.11%    1.81%     2.11%     1.09%    0.85%
  Portfolio Turnover Rate .       98%      127%       99%        100%          41%         74%      87%       45%       71%      89%
  Average Commission
    Rate per share ........  $  .060      --        --          --            --          --       --        --        --       --


(1) Had the Manager not absorbed certain expenses, the ratio of expenses for the years ended December 31, 1994 and 1993 would have been 1.62% and 1.51%, respectively. Had the former manager not absorbed certain expenses, the ratio of expenses for the year ended December 31, 1992 would have been 1.47%.


(2) Effective May 1, 1993, Davis Selected Advisers, L.P. became the investment adviser. Until May 1, 1993, Selected Financial Services, Inc. was the investment adviser.


(3) Per share data has been restated to give effect to a 2 for 1 stock split to shareholders of record as of the close of January 4, 1994.

                           SELECTED GOVERNMENT INCOME





                                                    Year ended December 31,
                            1996       1995        1994      1993(2)     1992      1991      1990     1989       1988
                           ------     ------     -------     -------   -------   -------   -------   -------    -------
Net Asset Value,
  Beginning of Period ...  $ 9.20     $ 8.45     $  9.20     $  9.31   $  9.70   $  9.22   $  9.20   $  9.34    $ 10.01
Income From Investment
  Operations
  Net Investment Income .    0.53       0.54        0.50        0.56      0.61      0.60      0.63      0.64       0.63
  Net Gains or Losses on
    Securities (both
    realized and
    unrealized) .........   (0.28)      0.78       (0.75)       0.21     (0.13)     0.58      0.11      0.21      (0.32)
                           ------     ------     -------     -------   -------   -------   -------   -------    -------
    Total From
      Investment
      Operations ........    0.25       1.32       (0.25)       0.77      0.48      1.18      0.74      0.85       0.31
  Less Distributions
  Dividends (from net
    investment income) ..   (0.53)     (0.54)      (0.50)      (0.56)    (0.61)    (0.60)    (0.63)    (0.64)    (0.63)


  Distributions (from
    capital gains) ......   (0.02)     (0.03)       --         (0.32)    (0.26)     --        --        --         --
  Distributions in Excess
    of Net Investment
    Income ..............     --         --         --           --        --      (0.10)    (0.09)    (0.35)     (0.35)
                           ------     ------     -------     -------   -------   -------   -------   -------    -------
  Total Distributions ...   (0.55)     (0.57)      (0.50)      (0.88)    (0.87)    (0.70)    (0.72)    (0.99)     (0.98)
                           ------     ------     -------     -------   -------   -------   -------   -------    -------
Net Asset Value, End of
Period ..................  $ 8.90     $ 9.20     $  8.45     $  9.20   $  9.31   $  9.70   $  9.22   $  9.20    $  9.34
                           ======     ======     =======     =======   =======   =======   =======   =======    =======
Total Return ............    2.85%     15.97%      (2.71)%      7.99%     5.11%    13.46%     8.53%     8.47%      2.94%
Ratios/Supplemental Data
  Net Assets, End of
    Period (000 omitted)    6,934      7,811      10,263      10,336    13,945    22,019    21,153    27,594     14,611
  Ratio of Expenses to
    Average Net Assets ..    1.44%(1)   1.44%(1)    1.42%(1)    1.34%     1.44%     1.41%     1.44%     1.50%(1)   1.50%(1)
  Ratio of Net Income to
    Average Net Assets ..    5.96%      6.09%       5.70%       5.85%     6.26%     6.51%     6.95%     6.70%      6.30%
  Portfolio Turnover Rate      26%        76%         65%         29%       53%       36%       29%       75%        76%


                              November 24, 1987
                                (Commencement
                                of operations)
                                   through
                                 December 31,
                                    1987
                              -----------------
Net Asset Value,
  Beginning of Period ...          $10.00
Income From Investment
  Operations
  Net Investment Income .            0.06
  Net Gains or Losses on
    Securities (both
    realized and
    unrealized) .........            0.02
                                   ------
    Total From
      Investment
      Operations ........            0.08
  Less Distributions
  Dividends (from net
    investment income) ..            (0.06)
  Distributions (from
    capital gains) ......           (0.01)


  Distributions in Excess
    of Net Investment
    Income ..............            --
                                   ------
  Total Distributions ...           (0.07)
                                   ------
Net Asset Value, End of
Period ..................          $10.01
                                   ======
Total Return ............            6.57%*
Ratios/Supplemental Data
  Net Assets, End of
    Period (000 omitted)            8,737
  Ratio of Expenses to
    Average Net Assets ..            1.26%*
  Ratio of Net Income to
    Average Net Assets ..            4.42%*
  Portfolio Turnover Rate            --

----------
(1) Had the Manager not absorbed certain expenses, the ratio of expenses for the years ended December 31, 1996, 1995, 1994 and 199 would have been 1.67%, 1.58%, 1.69% and 1.88% respectively. Had the former manager not absorbed certain expenses, the ratio of expenses for the years ended December 31, 1992, 1989 and 1988 would have been 1.72%, 1.59% and 1.63%, respectively.

(2) Effective May 1, 1993, Davis Selected Advisers, L.P became the investment adviser. Until May 1, 1993, Selected Financial Services, Inc. was the investment adviser.


     Annualized

                            SELECTED DAILY GOVERNMENT

                                                                                                                      May 9, 1988
                                                                                                                     (Commencement
                                                                                                                     of operations)
                                                                                                                         through
                                                    Year ended December 31,                                           December 31,
                             1996      1995         1994       1993(2)      1992        1991       1990      1989         1988
                          --------   --------     --------     -------     -------     -------   --------  --------  --------------
Net Asset Value,
  Beginning of Period ..  $  1.000   $  1.000     $  1.000     $ 1.000     $ 1.000     $ 1.000   $  1.000  $  1.000   $   1.000
Income From Investment
  Operations
   Net Investment Income     0.046      0.051        0.034       0.023       0.030       0.054      0.074     0.083       0.051
                          --------   --------     --------     -------     -------     -------   --------  --------   ---------
     Total From
       Investment
       Operations ......     0.046      0.051        0.034       0.023       0.030       0.054      0.074     0.083       0.051
Less Distributions
  Dividends (from net
    investment income) .    (0.046)    (0.051)      (0.034)     (0.023)     (0.030)     (0.054)    (0.074)   (0.083)     (0.051)
                          --------   --------     --------     -------     -------     -------   --------  --------   ---------
     Total Distributions    (0.046)    (0.051)      (0.034)     (0.023)     (0.030)     (0.054)    (0.074)   (0.083)     (0.051)
                          --------   --------     --------     -------     -------     -------   --------  --------   ---------
Net Asset Value, End of
Period .................  $  1.000   $  1.000     $  1.000     $ 1.000     $ 1.000     $ 1.000   $  1.000  $  1.000   $   1.000
                          ========   ========     ========     =======     =======     =======   ========  ========   =========


Total Return ...........      4.70%      5.23%        3.51%       2.34%       3.07%       5.51%      7.66%     8.63%       8.17%*
Ratios/Supplemental Data
  Net Assets, End of
    Period (000 omitted)   112,674    184,603      121,886       8,732       6,626      30,706    174,914   100,517      53,173
  Ratio of Expenses to
    Average Net Assets .      0.75%      0.75%(1)     0.75%(1)    0.75%(1)    0.75%(1)    0.68%      0.63%     0.74%       0.70%(1)*
  Ratio of Net Income to
    Average Net Assets .      4.62%      5.13%        3.44%       2.31%       3.02%       5.37%      7.39%     8.28%       7.86%*

----------
(1) Had the Manager not absorbed certain expenses, the ratio of expenses for the years ended December 31, 1995, 1994 and 1993 would have been .78%, 1.07% and 2.29%, respectively. Had the former manager not absorbed certain expenses, the ratio of expenses for the year ended December 31, 1992 would have been 1.23% and for the period May 9, 1988 through December 31, 1988 would have been 0.78% (annualized).
(2) Effective May 1, 1993, Davis Selected Advisers, L.P became the investment adviser. Until May 1, 1993, Selected Financial Services, Inc. was the investment adviser.
*    Annualized

                              INVESTMENT OBJECTIVES

     You probably have a variety of goals you want to reach, and these goals will likely change over time. For that reason we offer a variety of Funds with different objectives. In this way, you can balance your mix of investments within one family of Funds. Of course, no mutual fund offered by us, or by anyone else, can guarantee that its objective will be met or that you will reach all of your goals.

Stock-Oriented Funds

     Selected American - a Growth and Income Fund

     Selected American seeks to provide its shareholders with both capital growth and income. It invests primarily in common stocks and other equity securities (including securities convertible into equity securities). The Fund will normally invest at least 65% of its total assets in securities of U.S. companies. The Fund diversifies its holdings among many companies and industries, and although not required to do so, usually emphasizes "blue chip" firms (companies that have market capitalizations of more than $1 billion and long records of earnings growth and dividends). The Fund may also invest in fixed-income securities for income or as a defensive strategy when the Manager believes that existing economic or market conditions dictate such strategies. Increases in interest rates tend to reduce the market value of fixed-income securities and declines in interest rates tend to increase their value.


     The Fund may invest in real estate investment trust ("REITS"). Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its distribution to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as a return of capital.


     The Fund may invest in high yield, high risk debt securities (including convertible securities) rated BBB or lower by Standard & Poor's Corporation ("S&P") or Baa or lower by Moody's Investor Services ("Moody's") or unrated securities deemed by the Manager to be of an equivalent rating. Securities rated BBB by S&P or Baa by Moody's have speculative characteristics; changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments. Securities rated BB or lower by S&P and Ba or lower by Moody's are referred to in the financial community as "junk bonds" and are considered speculative. The Fund does not intend to purchase securities rated BB or Ba or lower if after such purchase more than 30% of the Fund's net assets would be invested in such securities (including downgraded securities). See "Quality Ratings of Bonds" and "High Yield, High Risk Debt Securities." There is no other limitation on the percentage of assets that may be invested in any particular type of security. Since Selected American invests in common stocks and other securities that fluctuate in value, the price of its shares will fluctuate.

     Selected Special - a Growth Fund

     Selected Special seeks to provide capital growth. The Fund invests in companies which the Sub-Adviser believes have capital growth potential because of factors such as rapid growth of demand within their existing markets, expansion into new markets, new products and opportunities for improving returns on sales and investments.

     The Fund invests primarily in common stocks and other equity securities (including convertible securities). Normally at least 65% of its total assets are invested in equity securities. Investment income is only incidental. The Fund invests primarily in securities of domestic companies. However, the Fund may invest in the securities of foreign companies directly or through registered closed-end investment companies that invest primarily in foreign securities. An investment company invests primarily in foreign securities if normally more than 50% of such company's assets are invested in foreign securities. No such investment in other investment companies may be made if it would cause more than 10% of Selected Special's total assets to be invested in such companies. Such other investment companies usually have their own expenses including management costs or fees and the Fund's Manager earns its regular fee on such assets.

     Generally, the Fund's holdings in equity securities are diversified in a variety of industries and with companies of varying sizes, although the investment emphasis is on companies with small and medium market capitalizations (approximating $1 billion). The Fund may also invest in the same types of high yield, high risk convertible securities as Selected American; however, Selected Special will not invest in securities rated below investment grade if such investment would cause more than 5% of net assets to be so invested. See "High Yield, High Risk Debt Securities."

     The price of the Fund's shares fluctuates because the value of the securities in which the Fund invests also fluctuates. When the Sub-Adviser believes that economic or investment conditions indicate the need for a defensive strategy, the Fund may, to protect the interests of its shareholders, temporarily and without limitation, hold assets other than equity securities, including cash, U.S. Government Securities and other liquid high-grade debt securities.


Both Stock Oriented Funds

     Both Selected American and Selected Special may invest in foreign securities. Selected American will not make such an investment if it would cause more than 35% of its total assets to be invested in foreign securities. Selected Special does not currently have any investment restriction relative to foreign securities. However, Selected Special's Sub-Adviser intends to limit investments in foreign securities to 25% or less of the Fund's total assets. As of December 31, 1996, neither Fund had investments in foreign securities.


     The Funds will generally invest in securities of foreign companies directly through trades of individual securities on recognized exchanges and developed over-the-counter markets and through American Depository Receipts ("ADRs") covering such securities. In addition, Selected Special may invest in foreign securities indirectly through registered closed-end investment companies primarily investing in foreign securities.

     Investments in foreign securities may involve a higher degree of risk than investments in domestic issuers. Foreign securities are often denominated in foreign currencies, which means that their value will be affected by changes in exchange rates, as well as other factors that affect securities prices. There generally is less publicly available information about foreign securities and securities markets, and there may be less governmental regulation and supervision of foreign issuers and securities markets. Foreign securities and markets are also affected by political and economic instabilities in such countries, and may be more volatile and less liquid than domestic securities and markets. The risks of investment may include expropriation or nationalization of assets, confiscatory taxation, exchange controls and limitations on the use or transfer of assets, and significant withholding taxes. Foreign economies may differ from the United States favorably or unfavorably with respect to inflation rates, balance of payments, capital reinvestment, gross national product expansion, and other relevant economic issues. When there are significant foreign investments, the operating expense ratio of a Fund may be higher than that of investment companies investing exclusively in U.S. securities, since the management, custodial and certain other expenses are expected to be higher.


     For income purposes (which is only incidental with respect to Selected Special) the Funds may lend portfolio securities and may write covered call options on portfolio securities. A Fund will not engage a loan of portfolio securities if more than 10% of its total assets would be subject to such loans. Selected American may not write covered call options if more than 20% of its net assets would be subject to covered call options. Selected Special may not write covered call options if more than 10% of its net assets would be subject to covered call options.


     The Funds may not invest in commodities or futures contracts. Until this restriction is changed by shareholder vote, the Funds will not enter into currency exchange contracts (agreements to buy or sell foreign currency transactions at a future date) or other hedging transactions designed to reduce overall investment risks, including the risks of currency fluctuation with respect to foreign investments. Such techniques depend upon a portfolio manager's ability to predict future foreign currency values, interest rates and other relevant investment measures. The Manager and the Sub-Adviser believe that the use of such techniques, which are not assured to work, involves certain risks and costs. However, the failure to use such hedging procedures may result in greater volatility, particularly with respect to foreign currency fluctuations, than if such procedures were successfully employed. Nevertheless, to the extent that the Funds' foreign investments are globally diversified, fluctuations in one particular currency may be offset by fluctuations in other currencies in which the Funds' investments are denominated.

     Selected American and Selected Special do not usually trade actively for short-term profits. However, when the investment manager believes that it would benefit the Funds, short-term profits may be taken.

Selected Government Income

     The investment objective of Selected Government Income is to obtain current income consistent with preservation of capital by investing primarily in U.S. Government Securities. A shareholder's investment in the Fund is not insured or guaranteed by the U.S. Government, its agencies or instrumentalities. The net asset value of the Fund will fluctuate. A material factor in such fluctuations is the fact that increases in interest rates tend to reduce the market value of U.S. Government Securities owned by the Fund and declines in interest rates tend to increase their value.

     Investments

     The Fund invests primarily in U.S. Government Securities, without limitation on their maturities, and repurchase agreements secured by U.S. Government Securities. Under normal market circumstances, at least 65% of the Fund's total assets will be invested in U.S. Government Securities or repurchase agreements related thereto.

     Some U.S. Government Securities are supported by the full faith and credit of the United States, such as Government National Mortgage Association ("GNMA") Certificates and obligations of the Farmers Home Administration and the Export-Import Bank. Others are supported solely by the credit of the issuing agency or instrumentality with limited rights to borrow from the U.S. Treasury, such as obligations of the Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). With respect to securities supported only by the credit of the issuing agency or instrumentality or by an additional line of credit with the U.S. Treasury, there is no guarantee that the U.S. Government will provide financial support to such agencies or instrumentalities. The government guarantee of the securities owned by the Fund does not guarantee the yield to the Fund, the market value of the securities owned by the Fund or the net asset value of the Fund's shares.

     The Fund may purchase collateralized mortgage obligations ("CMOs"), including residual interests. A CMO is a debt security issued by a trust, corporation or a U.S. Government instrumentality that is backed ("collateralized") by a portfolio of mortgages, mortgage-backed securities or U.S. Government Securities. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of securities or mortgages. The Fund may invest only in CMOs issued by FHLMC, FNMA, or GNMA and privately-issued CMOs that are (i) fully collateralized by mortgage-backed securities issued by GNMA, FNMA or FHLMC and (ii) rated AAA by S&P or Aaa by Moody's or are unrated but in the opinion of the Manager, are of comparable quality. "Fully collateralized" means that the collateral will generate cash flows sufficient to meet obligations to holders of the collateralized obligations under even the most conservative prepayment and interest rate scenario. CMOs issued by FHLMC, FNMA and GNMA are considered U.S. Government Securities for purposes of the above described 65% test; privately issued CMOs are not.

     In the case of CMOs, payments of principal and interest on the underlying collateral securities are not passed through directly and equally to all the holders of the collateralized obligations. Collateralized obligations are often issued in two or more classes with varying maturities and stated rates of interest. The payments are directed to different classes of the CMO at unequal rates. This results in varying maturities among the classes. This also may in effect "strip" the interest payments from principal payments of the underlying securities and allow for the separate purchase of either the interest or the principal payments (sometimes called "interest only" and "principal only" securities). Such "stripped" CMOs are currently considered by the staff of the Securities and Exchange Commission to constitute illiquid securities and as such are to be included in the calculation of the Fund's 10% limitation on illiquid securities. See "All Funds - Restricted or Illiquid Securities."

     Mortgage prepayments at rates which are more rapid than those rates projected at the time mortgage related U.S. Government Securities are purchased at a premium can be expected to result in a decline in the value of mortgage related securities because prepayments reduce the yield to maturity on such securities. Conversely, the value of mortgage related securities purchased at a discount can be expected to increase under the same circumstances. Prepayments typically increase during periods of rapidly declining interest rates.

     Investment in such securities could also subject the Fund to "maturity extension risk" which is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered a short or intermediate-term security at the time of purchase into a long term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short or intermediate-term.

     Since the collateralized obligations may be issued in classes with varying maturities and interest rates, the investor may obtain varying degrees of predictability of maturity as opposed to direct investments in mortgage-backed securities. With respect to the interest only securities and the principal only securities, an investor has the option to select from the pool of underlying collateral the portion of the cash flows that most closely corresponds to the investor's forecast of interest rate movements. These instruments tend to be highly sensitive to prepayment rates on the underlying collateral and thus place a premium on accurate prepayment projections by the investor.

     The Fund may invest in FHLMC, FNMA and GNMA certificates, which are mortgage-backed securities representing part ownership in a pool of mortgage loans. These mortgages are assembled by financial institutions and, after being approved by the government agency, are guaranteed by that agency and some are backed by the full faith and credit of the U.S. Government. These certificates are called "pass-through" securities, because both interest and principal payments are passed through to the holder. As with CMOs, the Fund's ability to maintain a portfolio of high-yielding securities will be adversely affected to the extent that prepayments of mortgages must be reinvested in securities which have lower yields than the mortgages. These securities may also be subject to maturity extension risk, described above.

   Investment Policies

     Selected Government Income is managed with a view to obtaining current income while seeking to preserve capital. Consistent with its investment objective and policies, the Fund may invest in the full range of maturities of U.S. Government Securities. The Manager may adjust the average maturity of the Fund's portfolio from time to time, depending on its assessment of the relative yields available on securities of different maturities and its assessment of future interest rate patterns and market risk. Thus, at various times the average maturity of the portfolio may be relatively short (from one year to five years, for example) and at other times may be relatively long (over 10 years, for example). Fluctuations in portfolio values and therefore fluctuations in the net asset value of the Fund's shares are more likely to be greater when the portfolio average maturity is longer. At times, for defensive purposes, the portfolio may be comprised substantially of securities maturing in one year or less.

     The Fund may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or yield differentials or to preserve gains or limit losses due to changing economic conditions. This may cause the Fund to incur a relatively high annual rate of portfolio turnover in some years. However, there are usually no brokerage commissions paid in connection with transactions in U.S. Government Securities.

     The Fund may from time to time make commitments to purchase securities on a "when-issued" or delayed delivery basis; that is, delivery and payment for the securities normally takes place in the future. The Fund will not invest in excess of 50% of its assets, determined at the time of investment, in "when-issued" securities. Sometimes the purchase price of the securities is not fixed until the date such securities are issued. The securities so purchased are subject to market fluctuation and no interest accrues to the Fund until delivery and payment take place. The Fund intends to make commitments to purchase securities with the intention of actually acquiring such securities, but it may sell the securities before the settlement date if it is advisable or necessary as a matter of investment strategy. At the time the Fund first makes a commitment to purchase a security, it will record the transaction and reflect the value of the obligation in determining its net asset value. The Custodian will maintain on a daily basis a separate Fund account consisting of cash, U.S. Government Securities or other high grade debt securities with a value at least equal to the amount of the commitments to purchase "when-issued" securities. When payment is made for "when-issued" securities, the Fund will meet its obligations from then available cash flow, sale of securities held in the separate account, sale of other securities or, although it would normally not expect to do so, sale of the "when-issued" securities themselves (which may have a market value greater or lesser than the Fund's obligation). If the Fund chooses to dispose of the right to acquire a "when-issued" security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation.

Selected Daily Government - a U.S. Government Money Market Fund

     Selected Daily Government seeks to provide as high a level of current income as possible from the type of short-term investments (i.e., with maturities of one year or less) in which it invests, consistent with prudent investment management, stability of principal and maintenance of liquidity. Although there can be no guarantee, Selected Daily Government seeks to maintain a share price of $1.00 per share and has done so since inception.

     Selected Daily Government may invest in U.S. Government Securities and repurchase agreements fully collateralized by such securities. See "Selected Government Income-Investments" for a more detailed description of U.S. Government Securities.

     Selected Daily Government may invest in securities that have interest rates that are adjusted periodically or that float continuously in relation to an index such as the prime rate ("variable or floating rate securities"), and in participation interests of such securities. The value of such securities may change when interest rates change, although the variable or floating rate nature of these securities should reduce the degree of fluctuation in the value of portfolio investments.

     Selected Daily Government limits its investments to securities that meet the quality and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940. See "Determining the Price of Shares - Net Asset Value" for more information. For more information on Selected Daily Government's investments, please see "Investments" and "Investment Restrictions" in the Statement of Additional Information.

All Funds

     Borrowing. The Funds may borrow money from banks for temporary or emergency purposes in an amount not exceeding 10% of the value of a Fund's total assets, and may pledge an amount not exceeding 15% of total assets to secure such borrowing. No Fund will purchase portfolio securities while any outstanding borrowing exceeds 5% of such Fund's total assets.

     Industry Concentration. No Fund will make any investment (other than U.S. Government Securities) which would cause 25% or more of its total assets to be invested in any one industry.

     Repurchase Agreements. The Funds may enter into repurchase agreements, but normally do not enter into repurchase agreements maturing in more than seven days, and may make repurchase agreement transactions through a joint account with other funds managed by the Manager. A repurchase agreement involves a sale of securities to the Funds, with the concurrent agreement of the seller (a member bank of the Federal Reserve System, or securities dealer, which the Manager or Sub-Adviser determines to be financially sound at the time of the transaction) to repurchase the securities at the same price plus an amount equal to accrued interest at an agreed-upon interest rate, within a specified time, usually less than one week, but, on occasion, at a later time. The repurchase obligation of the seller is, in effect, secured by the underlying securities. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Funds could experience both delays in liquidating the underlying securities and losses, including possible decline in the value of the collateral during the period while the Funds seek to enforce their rights, possible loss of all or a part of the income during such period and expenses of enforcing their rights.

     Restricted or Illiquid Securities. The Funds may invest in restricted securities, i.e. securities which, if sold, would cause the Funds to be deemed "underwriters" under the Securities Act of 1933 (the "1933 Act") or which are subject to contractual restrictions on resale. No investment will be made in illiquid securities (which may include restricted securities that are illiquid) if such investment would cause more than 15% of the net assets of Selected American or Selected Special or more than 10% of the net assets of Selected Government Income or Selected Daily Government, to be so invested. In the event that market fluctuations cause a Fund to be invested in illiquid securities exceeding 15% of net assets, steps will be taken as soon as practicable to reduce the amount of illiquid securities held by such Fund.

     The restricted securities which the Funds may purchase include securities which have not been registered under the 1933 Act but are eligible for purchase and sale pursuant to Rule 144A ("Rule 144A Securities"). This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. The Manager or Sub-Adviser will consider whether Rule 144A Securities being purchased or held by a Fund are illiquid and thus subject to that Fund's policies limiting investments in illiquid securities. In making this determination, the Manager or Sub-Adviser will consider the frequency of trades and quotes, the number of dealers and potential purchasers, dealer undertakings to make a market, and the nature of the security and the market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A Securities will also be monitored by the Manager or Sub-Adviser and, if as a result of changed conditions, it is determined that a Rule 144A Security is no longer liquid, a Fund's holding of illiquid securities will be reviewed to determine what, if any, action is appropriate in light of the policy limiting investments in such securities. There is no limitation on the percentage of a Fund's assets that can be invested in liquid Rule 144A Securities. Investing in Rule 144A Securities could have the effect of increasing the amount of investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

     Portfolio Transactions. Subject to an overall policy to place portfolio transactions as efficiently as possible and at favorable prices, research services and sales of Fund shares may be considered as factors in placing portfolio transactions for a Fund. Usually the portfolio transactions of Selected Government Income and Selected Daily Government are principal transactions without brokerage commissions, although a profit or loss to a dealer may be incurred. In principal transactions the sole consideration in determining the amount paid is efficient execution at a favorable price. Due to differences in the investment objectives of the Funds, portfolio turnover rates may vary. At times it could be high, which, for Selected Special and Selected American, would require the payment of larger amounts in brokerage commissions. Each Fund's portfolio turnover rates are set forth in "Financial Highlights."

     Fundamental Policies. The investment objectives of the Funds and the restrictions set forth in the Statements of Additional Information, including those set forth in respect to borrowing and diversifica-tion as discussed above, are fundamental policies. The policies with respect to permissible investments are fundamental policies of Selected Government Income and Selected Daily Government. All other investment objectives and policies of the Selected Funds are not fundamental and may be changed without shareholder approval.


     Any percentage restrictions set forth in this Prospectus or in the Statements of Additional Information, other than the restriction with respect to illiquid securities, apply as of the time of investment without regard to later increases or decreases in the values of securities or total net assets.

                      MANAGER, SUB-ADVISERS AND DISTRIBUTOR


     Davis Selected Advisers, L.P., whose principal office is at 124 E. Marcy Street, Santa Fe, New Mexico 87501, (the "Manager") serves as the manager and distributor for the Selected Funds. The sole general partner of the Manager is Venture Advisers, Inc. (the "General Partner"). Shelby M.C. Davis is the controlling shareholder of the General Partner. Subject to the direction and supervision of the Board of Directors/Trustees, the Manager is responsible for investment management, administration and distribution activities for the Selected Funds. As discussed below, the Manager has hired Bramwell Capital Management, Inc. as the Sub-Adviser for Selected Special. Davis Selected Advisers-NY, Inc. ("DSA NY"), a wholly-owned subsidiary of the Manager, performs research and other services for the Funds on behalf of the Manager under a sub-Advisory Agreement with the Manager. This Agreement does not affect the services provided by Bramwell Capital Management. The Manager also acts as investment adviser and distributor of Davis New York Venture Fund, Inc., Davis High Income Fund, Inc., Davis Tax-Free High Income Fund, Inc., Davis Series, Inc. and Davis International Series, Inc.

     The Manager receives advisory fees monthly based upon each Fund's average daily net assets at the following annual rates: Selected American - 0.65% on the first $500 million, 0.60% on the next $500 million, and 0.55% on amounts over $1 billion; Selected Special Inc. 0.70% on the first $50 million, 0.675% on the next $100 million, 0.65% on the next $100 million and 0.60% on amounts over $250 million; Selected Government Income - 0.50% on all amounts; Selected Daily Government - 0.30% on all amounts. Under the Sub-Advisory Agreement with DSA-NY, the Manager pays all of DSA-NY's direct and indirect costs of operations. All the fees paid to DSA-NY are paid by the Manager and not the Funds.


     The Manager has agreed to absorb Fund operating expenses during 1997 to the extent that the ratio of expenses to average net assets exceeds 1.50% for Selected Government Income.


     Bramwell Capital Management, Inc. (the "Sub-Adviser"), is the Sub-Adviser for Selected Special. The Sub-Adviser is employed by the Manager to manage the day to day investment operations for Selected Special subject to the Manager's responsibility to monitor the performance and effectiveness of the Sub-Adviser Selected Special pays no fees directly to the Sub-Adviser The Sub-Adviser receives from the Manager a fee in an amount equal to 50% of the advisory fees received by the Manager from Selected Special less 50% of any trail commissions paid to dealers by the Manager in excess of 0.25% of the Fund's net assets per annum, with a minimum annual fee of $150,000. The Sub-Adviser also provides investment advisory services to individuals and institutional investors as well as the Bramwell Funds, Inc. The Sub-Adviser's offices are located at 745 Fifth Avenue, New York, New York 10151. Elizabeth R. Bramwell is the controlling shareholder of the Sub-Adviser.

     The shares of the Selected Funds are distributed by the Manager The Manager is paid a fee provided by Distribution Plans adopted and approved by the Funds' Boards and shareholders in accordance with Rule 12b-1 under the Investment Company Act of 1940. This Rule regulates the manner in which a mutual fund may assume the costs of distributing and promoting the sale of its shares. The Manager provides office space and equipment, personnel, literature distribution and advertising to promote the sale of the Funds' shares. Each Fund pays a monthly distribution fee at the annual rate of 0.25% of average daily net assets. In addition, the Plans provide that the Manager, in its sole discretion, may utilize its own resources for distributing and promoting sales of Fund shares, including any profits from its management fees.


     The Manager has agreements with securities dealers for distributing shares of the Funds and providing services to shareholders. The Manager may pay such firms service fees of up to 0.55% of the average net asset value of the shares of Selected American and Selected Special and up to 0.25% of the average net asset value of the shares of Selected Government Income and Selected Daily Government in accounts for which representatives of the dealers are responsible and provide services.


     Shares of the Selected Funds may be sold through banks or bank-affiliated dealers. If it is determined that the Glass-Steagall Act (which limits the ability of a bank to be an underwriter of securities) prohibits banks or bank affiliates from selling shares of the Funds, there would be no material adverse effects on the Funds. State securities laws may require such firms to be licensed as securities dealers in order to sell shares of the Selected Funds.

                               PORTFOLIO MANAGERS


     Christopher C. Davis is the portfolio manager for Selected American. He was co-portfolio manager of Selected American, with Shelby M.C. Davis, from December, 1994 until February 19, 1997. Prior to his responsibilities as co-portfolio manager, Christopher C. Davis worked closely with Shelby M.C. Davis as an assistant portfolio manager and research analyst beginning in September, 1989.


     Shelby M.C. Davis is Chief Investment Officer of the Manager. As Chief Investment Officer, he is active in providing investment themes, strategies and individual stock selection to Selected American. He was the primary portfolio manager for Selected American from May 1, 1993 until February 19, 1997. He is a director and officer of all investment companies managed by the Manager and was the portfolio manager of a growth fund from its inception in 1969 until February 19, 1997. He has been a director of the Manager's general partner since 1969.

     Elizabeth R. Bramwell is the primary portfolio manager of Selected Special. Since February, 1994, Ms. Bramwell has been the Chief Executive Officer and sole director of the Sub-Adviser. Prior to February, 1994, Ms. Bramwell was President, Chief Investment Officer, Portfolio Manager and a Trustee of The Gabelli Growth Fund from its inception, April 10, 1987.


     Carolyn H. Spolidoro is the primary portfolio manager of Selected Government Income and Selected Daily Government. She has been employed by the Adviser since August, 1985. She is a Vice President of the Manager's General Partner and Vice President of all of the investment companies managed by the Manager, except the Selected Funds. She is also portfolio manager of the Davis Series, Inc., Davis Government Bond Fund and Davis Government Money Market Fund.

                                  BUYING SHARES

      Shares of the Funds may be purchased through a securities dealer having a sales agreement with the Manager (a "Qualified Dealer") or directly from the Funds. No matter how you purchase your shares, you pay no sales load. You buy shares at the net asset value computed after receipt of your investment in proper form. This procedure is described below. Shares purchased through a Qualified Dealer may be subject to administrative charges or transaction fees imposed by the Dealer.

Initial Investment ($1,000 minimum)

     You may make an initial investment in any of the Selected Funds for $1,000 or more.

     Directly By Wire. Opening an account directly by wire means that your money is invested earlier than if you mail a check and will go to work for you sooner.

     To open an account, just call us at 1-800-243-1575 and we will ask you your name, address, social security or tax I.D. number, the name of the Fund in which you want to invest, the amount of your investment and the name and address of the financial institution that will be wiring your investment to the Selected Funds and we will immediately give you an account number. (We will then mail you an application form, which you will need to complete, sign and return to us immediately.) Then, have your financial institution wire federal funds to the Selected Funds' Custodian with the following instructions:

               Selected Funds
               c/o Investors Fiduciary Trust Company
               127 W. 10th Street
               Kansas City, MO 64105
               ABA #101003621
               Selected Funds Group Account No. 7523734
               The name of the Selected Fund(s) in which you wish to invest Your shareholder account number
               The name in which your account is registered

     We accept wires at no charge. However, your bank may charge you for this service.

     Directly By Mail. All it takes to open an account is a check and the enclosed application. Once you've completed the application, mail it along with your check to:

               Selected Funds
               P.O. Box 419782
               Kansas City, MO 64141-6782


     Please make your check payable to the Selected Funds, and do not forget to indicate on the application the Fund(s) and amount(s) you are investing. An investment in Selected American, Selected Special or Selected Government Income will be effected at the next net asset value computed after your order is received in good form. Your investment in Selected Daily Government will be effected when your check is converted to federal funds (money credited to a financial institution's account at a Federal Reserve Bank), which usually takes at least two business days.

Subsequent Investments ($100 minimum)

     Directly By Wire. Follow the instructions above for initial investments directly by wire. There is no need to call us first. Just contact your financial institution.

     Directly By Mail. To add to your account by mail, please send your check or money order with the detachable stub which you'll find at the bottom of your most recent account statement, or you may drop us a note that includes the registered account name, name of the Fund, account number, and amount you wish to invest. Please remember that purchases should be sent to:

               Selected Funds
               P.O. Box 419798
               Kansas City, MO 64141-6798

Automatic Investing Through Your Bank


     Whether you purchase through a Qualified Dealer or directly, you may arrange for automatic monthly investing by authorizing Investors Fiduciary Trust Company to initiate a debit to your bank account of a specific amount (minimum $100) each month to be used to purchase Fund shares. After each automatic investment, you will receive a transaction confirmation and the debit should be reflected on your next bank statement. You may terminate the plan at any time, and we may modify or terminate the plan at any time. If you desire to utilize this investment option, complete the Automatic Investment Plan portion of the Application form enclosed with this Prospectus.


Prototype Retirement Plans

     The Manager has available various types of prototype retirement plans, including Individual Retirement Accounts ("IRAs"). See "Retirement Plans" for more information.

General

     Selected American, Selected Special and Selected Government Income do not issue share certificates unless you specifically request one each time you make a purchase. We don't issue certificates for Selected Daily Government shares, for fractional shares, or to shareholders who have elected the Automatic Withdrawals plan. Also, shares represented by certificates may not be redeemed by wire or by telephone. See "Selling Shares" for information on how to sell shares.

     Because clearance of foreign checks generally takes longer than checks drawn on domestic banks, shares will not be purchased until the Funds have collected funds from checks drawn on foreign banks. Therefore, all purchases made by check should preferably be in U.S. dollars and made payable to the Selected Funds. Any fees involved in collecting on foreign checks will be charged to the shareholder. Third party checks, except those to an existing share-owner who is a natural person (as opposed to a corporation or partnership), credit cards, and cash will not be accepted. When purchases are made by check or periodic automatic investment, redemption will not be allowed until the investment being redeemed has been in the account for 15 business days.

                                 SELLING SHARES

     With any of our Funds, you can access all or part of your account by selling (redeeming) your shares through your securities dealer (who may charge you a fee for this service) or directly by using one of the methods described below. You can sell shares at the net asset value computed after receipt of your redemption request in proper form. Please refer to "Dividends" and "Determining the Price of Shares-Net Asset Value" for information on dividends and redemptions and the price you will receive for your shares upon redemption.

     To keep expenses low, we reserve the right to redeem any single Fund account that falls below $750. Because we value you as a shareholder, before your account is redeemed, you will be notified in writing and we will allow you 60 days to make additional share purchases to bring your account value up to the minimum level.

      You may not sell shares by wire or through the Automatic Withdrawals plan or write checks against a Selected Daily Government account until the shares have been on the Fund's books for at least 15 days, although there is no delay for selling shares which have been purchased by wire.

By Wire or Electronic Funds Transfer


     You can sell shares by wire or electronically through the Automated Clearing House system (ACH), if you have selected this option in your application, have named a commercial bank or savings institution and have attached a voided check or encoded deposit slip to which we can send your money. There is a $1,000 redemption minimum for Selected Daily Government and a $10,000 redemption minimum for the other Funds if you wire funds. You will be charged a service fee of $5 for each wire redemption. There is a $25,000 maximum for all the Funds if you utilize ACH.

     Once you elect this redemption privilege, you or any other person can make a request to use this privilege by calling 1-800-243-1575. You may also use your privilege by mailing to the Funds a signed request that includes the Fund name, account number and amount you wish to have wired. The proceeds will be sent only to the financial institution you have designated on your application. You may terminate this redemption privilege by notifying us in writing. See "Please Note" following "By Telephone," as the conditions set forth in the note also apply to wire and ACH redemptions.


     Changes in your bank account ownership or bank account number (including the name of the financial institution) may be made by written notice to us with your signature and those of the new owner(s) guaranteed. See "By Mail" for signature guarantee instructions. Additional documents may be required when shares are held by a corporation, partnership, executor, administrator, trustee or guardian.

     Requests for wire redemptions are normally paid by the next business day. However, in the event that the Manager determines that such redemptions would adversely affect the Funds by requiring untimely disposition of portfolio securities, such payment may be delayed for up to seven calendar days.

Automatic Withdrawals Plan

     This Plan may be appropriate if you have special income needs or recurring major expenses and your account balance is $5,000 or more. Under the Automatic Withdrawals Plan, you may choose to have your shares redeemed from your account monthly, quarterly or semi-annually and a check will be sent to you or to anyone you choose. Just let us know what the amount of the check should be, although there is a $100 minimum for the Plan. Withdrawals can also be processed electronically as described in the preceding section. Any income and capital gains dividends will be automatically reinvested in your account on the dividend reinvestment date. Shares are redeemed and checks are issued at the end of the month of the time period selected. Therefore, you should receive your check during the first week of the next month.

     As these withdrawals involve redemption of shares, they may result in a gain or loss for income tax purposes (although generally no gain or loss results from redemption of shares of Selected Daily Government). Purchases of Selected American, Selected Special or Selected Government Income shares at the same time you are selling shares may not be advantageous because of tax consequences. In addition, depending upon the size of the requested payment and fluctuations in the share price, you may exhaust your account.

By Telephone

     You can sell shares by calling 1-800-243-1575 (see "How to Reach Us") and receive a check by mail, but please keep in mind:

          The check can be issued only in amounts up to a maximum $25,000;
          The check can be issued only to the registered owner (who must be an individual);
          The check can be sent only to the address of record; and Your current address of record must have been on file for 60 days.

Please Note:

     Unless you have provided in your application that the telephone privilege is not to be available, the telephone privilege is automatically available for selling or exchanging shares. By exercising the telephone privilege to sell or exchange shares, you agree that the Fund will not be liable for following telephone instructions reasonably believed to be genuine. Reasonable procedures will be employed to confirm that such instructions are genuine and if not employed, the Fund may be liable for unauthorized instructions. Such procedures will include a request for personal identification (account or social security number) and tape recording of the instructions. You should be aware that during unusual market conditions we may experience difficulty accepting telephone requests, in which case you should mail your redemption request. See "By Mail" below.

By Mail

     Simply send your written request to redeem your shares as follows:

          Selected Funds
          P.O. Box 419782
          Kansas City, MO 64141-6782

     This written request must: (1) be signed by all account owners exactly as the account is registered (both parties must sign in the case of joint accounts); (2) state the dollar amount or number of shares to be redeemed; and
(3) specify the Fund and account number from which shares are to be redeemed. Please remember that you cannot place any conditions on your request. If any share certificates were issued, they must also be returned duly endorsed or accompanied by a separate stock assignment. For your protection, you should send your share certificates by registered mail.

     If the redemption proceeds are $25,000 or less and are to be paid to an individual shareholder of record at the address of record, a signature guarantee is not required (unless there has been an address change within 60 days). All other redemption requests must have signatures guaranteed. Signatures may be guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, a member firm of a national stock exchange, credit union or other eligible financial institution. An acknowledgment by a notary public is not acceptable. Certain shareholders, such as corporations, trusts and estates, may be required to submit additional documents.

     Normally, payment by check is made within seven days after the redemption request is received with all required documents in proper form. However, if you bought your shares by check, a Fund will delay sending redemption proceeds until it has determined that your check has cleared, which is generally within 15 days.

By Check - Selected Daily Government Only

     If you are a shareholder in Selected Daily Government, you can also redeem shares by check. If you choose this free check writing privilege in your account application (or request it later), you will be provided with a supply of checks. These checks will be imprinted with your name, the Fund name and your account number, and can be made payable to any person with a $250 minimum and $5 million maximum amount. You may not sell shares by writing checks against your Selected Daily Government account until the shares have been on the Fund's books for at least 15 days.

     When a check is presented for payment, a sufficient number of shares in your account will be redeemed to cover the amount of the redemption check. You will continue to earn dividends on these shares until the check clears. All checks must be signed exactly as the account is registered so that, unless only one signer is authorized on the account application, these redemption checks must be signed by all account owners. You should not write a check to close your account because the amount in your account varies daily (due to the daily declaration of dividends). If you wish to close your account, you should do so by the other redemption procedures described above.

     IRA or other retirement plan accounts and certain accounts established through brokers may not use the check redemption feature.

     Your account will be charged a $10 service fee if you:


          Write a check for less than the $250 minimum;
          Overdraw your available account balance;
          Draw against shares owned for less than 15 days (does
            not apply to shares purchased by wire);
          or Order a "stop payment."


     The Fund will not honor checks when the right to redeem shares has been suspended or postponed, or whenever the account has been otherwise restricted.

Please Note:

     The Funds reserve the right to terminate, suspend or modify the Automatic Withdrawals plan, check-writing privilege or telephone redemption privilege. A Fund may suspend the right of redemption or delay payment (1) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (2) when trading in the markets that a Fund normally utilizes is restricted, or an emergency exists, as determined by the Securities and Exchange Commission, so that the disposal of any of a Fund's investments or the determination of its net asset value is not reasonably practicable, or (3) for such other periods as the Securities and Exchange Commission by order may permit for protection of a Fund's shareholders. In case of suspension of the right of redemption, you may either withdraw your request for redemption or, if your request is not withdrawn, receive payment based on the next net asset value computed after termination of the suspension.

                                EXCHANGING SHARES

     You may exchange your shares in one Selected Fund for shares of another Selected Fund. Please remember that you cannot place any conditions on your request. Simply send us a written request that includes:

          Your name;
          Your account number;
          The name of the Fund you currently own;
          The name of the Fund you wish to exchange into; and The dollar amount or number of shares you wish to exchange.

     If you have any share certificates, you must include them with your request. A signature guarantee is not required except in cases where shares are also redeemed for cash at the same time. For certificate delivery and signature guarantee instructions, please see "Selling Shares -- By Mail."

     You may also make exchanges by calling 1-800-243-1575 (see "How to Reach Us"). Exchanges made over the phone may be made by any person, not just the shareholder of record. Please remember that during unusual market conditions, we may experience difficulty accepting telephone requests, in which case you should mail your request. In addition, exchanges may also be made through securities dealers who may charge you a fee for effecting an exchange. See "Please Note" following "Selling Shares-By Telephone," as the conditions set forth in the note also apply to exchanges.

     An exchange of shares is considered a sale for federal income tax purposes. A shareholder may realize a gain or loss depending upon whether the value of the shares being exchanged is more or less than the adjusted cost basis. This is usually the case except when exchanging shares of Selected Daily Government for shares of another Selected Fund.


     Since excessive trading may hurt Fund performance, disrupt portfolio management and increase transaction costs, the Funds have decided to limit excessive exchange activity. Exchanges out of a Fund are limited to four per calendar year. This exchange limitation may be terminated or amended at any time upon such notice as is required by applicable regulatory authorities.


     Exchanges are available only in states where shares of a particular Fund being acquired may legally be sold. The Funds reserve the right to suspend, terminate or modify the exchange privilege at any time, but will normally give you advance notice.

                                FUND PERFORMANCE

     The Funds may quote information from publications including, but not limited to, The Wall Street Journal, Money Magazine, Forbes, Barron's, Newsweek, Chicago Tribune, The New York Times, U.S. News and World Report, USA Today, Fortune, Investors Business Daily, Financial World, Smart Money, No-Load Fund Investor and Kiplinger's and may cite information from Morningstar, Value Line or the Investment Company Institute. Selected American, Selected Special and Selected Government Income may compare their performance to the Consumer Price Index, Dow Jones Industrial Average, Standard & Poor's 500 Stock Index, the Russell 2,000 Index or Wilshire 5,000 and to the performance of mutual fund indexes as reported by Lipper Analytical Services, Inc. or CDA Investment Technologies, Inc., two widely recognized independent mutual fund reporting services. We invite you to compare the performance of the Selected Funds to the historical returns of various investments, performance indexes or economic indicators such as stocks, bonds, certificates of deposit, money market funds and U.S. Treasury Bills. Some of these investments may offer fixed rates of return and guaranteed principal and may be insured. For more information on the Funds' performance, and performance advertising see "Performance Data" in the Statements of Additional Information. Please remember that performance information is based upon historical results and is not necessarily indicative of future performance.

     The Funds' Annual Report contains additional performance information. Such Annual Report will be made available upon request and without charge.

Stock-Oriented Funds

     We may advertise the performance of Selected American or Selected Special expressed in terms of "total return" or "average annual total return." Average annual total return (which is standardized in accordance with Securities and Exchange Commission regulations) and total return reflect the change in the value of an investment in a Fund over a stated period. Total return and average annual total return measure both the net investment income from, and any realized or unrealized appreciation of, a Fund's holdings for a stated time period and assume that all dividends were reinvested. The average annual total return calculation is annualized and is shown as a percentage change over the time period. Total return represents the aggregate percentage or dollar value change over the stated period. Performance data will generally be stated for one, five and ten year periods, but may also be quoted for other longer or shorter periods.

Selected Government Income

     In addition to advertising "total return" or "average annual total return" (see discussion under "Fund Performance-Stock-Oriented Funds"), we may also advertise Selected Government Income's "yield." "Yield" with respect to Selected Government Income refers to the net investment income generated by a hypothetical investment in the Fund during a thirty day or one month period. The income is then annualized by assuming the same income was generated each month for a twelve month period, and is shown as a percentage of the investment.

Selected Daily Government

     We may, from time to time, advertise Selected Daily Government's "yield," and "compounded yield."

     "Yield" with respect to Selected Daily Government refers to the net investment income generated by a hypothetical investment in the Fund during a seven-day period. The income is then annualized by assuming the same income was generated each week during a 52-week period, and is shown as a percentage of the investment. "Compounded yield" is determined similarly but, when annualized, the income earned by an investment is assumed to be compounded weekly. Compounded yield will be slightly higher than the yield because of the effects of compounding.

     The performance of Selected Daily Government may be compared to that of other money market mutual funds tracked by Lipper or rated by Donaghue's Money Fund Report, a money market fund reporting service. Investors may want to compare the Fund's performance to that of various bank products as reported by BANK RATE MONITOR(R), a financial reporting service that publishes each week average rates of bank and thrift institution money market deposit accounts, Super N.O.W. accounts and certificates of deposit.

                DETERMINING THE PRICE OF SHARES - NET ASSET VALUE

     The price you pay when you buy shares in a Fund and the price you receive if you redeem is the next net asset value computed after we receive your order to buy or redeem in proper form. The net asset value per share of a Fund is computed by dividing the total value of the assets of a Fund, minus its liabilities, by the total number of its shares outstanding.

     The net asset value per share is determined on each day the New York Stock Exchange is open, at the earlier of the close of the Exchange or 4:00 p.m. New York time. The price per share for purchases or redemptions made directly through Investors Fiduciary Trust Company is the net asset value next computed after Investors Fiduciary Trust Company receives the purchase order or redemption request. If the purchase order or redemption request is placed with a Qualified Dealer, then the applicable price is computed as of 4:00 p.m. New York time, provided that the Qualified Dealer receives the order before 4:00 p.m. New York time and the Distributor receives the order before 5:30 p.m. New York time. Otherwise the applicable price is the next determined net asset value. It is the responsibility of Qualified Dealers to promptly forward purchase and redemption orders to the Distributor. Note that in the case of redemptions and repurchases of shares owned by corporations, trusts or estates, the Transfer Agent may require additional documents to effect the redemption and the applicable price will be that next determined following the receipt of the required documentation.

Method of Valuation


     Selected American, Selected Special and Selected Government Income each value their security holdings on the basis of market value which, with respect to fixed-income securities, may be based on prices provided by a pricing service. If no market value is readily available, such securities will be valued at a fair value determined by the Boards of Directors/Trustees.


     Selected Daily Government investments are normally valued at amortized cost, which means that they are valued at acquisition cost (and adjusted for amortization of premium or discount) rather than current market value. This enables Selected Daily Government to maintain a stable net asset value or share price of $1.00, although there can be no assurance that a stable price of $1.00 will always be maintained.

     If a deviation of 1/2 of 1% or more were to occur between Selected Daily Government's net asset value per share calculated at current market values and amortized cost, or if there were any other deviations that the Board of Trustees believed would result in a material dilution to shareholders, the Board of Trustees would promptly consider what action, if any, should be taken. Please see "Net Asset Value" in the Statement of Additional Information for further discussion.

                                    DIVIDENDS

     To help keep your account growing, income and capital gains dividends from any Fund are automatically reinvested on the payment date for you as additional shares of that Fund, unless you request that dividends of $10 or more be paid by check. You may make such an election on your account application or make such a request later. You can make such a request by writing to the Funds. Your request will be effective for the current dividend or distribution if it is received before the record date. Requests received after that time will be effective beginning with the next dividend or distribution.

     If you elect to have dividends and/or distributions paid in cash, and the U.S. Postal Service cannot deliver the check, or if it remains uncashed for six months, it, as well as future dividends and distributions, will be reinvested in additional shares.

Stock-Oriented Funds

     Selected American pays any income dividends quarterly and any capital gains dividends at least annually. Selected Special pays any income and capital gains dividends at least annually.

Selected Government Income

     Net income dividends are accrued daily and paid monthly. Shares earn dividends as of the day after the effective purchase date up to, but not including, the date of redemption. Capital gains dividends, if any, are paid at least annually.

Selected Daily Government

     Dividends from the net income of Selected Daily Government are accrued daily and paid monthly. Shares earn dividends as of the first business day after the effective purchase date up through the date of redemption.

All Funds

     As a protection, if two of your dividend checks are returned as undeliverable, those undelivered dividends will be invested in additional shares at the then current net asset value, and the account will be redesignated as a dividend reinvestment account.

                                      TAXES

     The Funds intend to continue qualifying as "regulated investment companies" under the Internal Revenue Code (the "Code"). The Funds distribute all of their taxable net income and net realized capital gains to shareholders so that the Funds themselves do not pay any income taxes. You should consult your tax adviser about the effects of federal, state and local tax laws on investments in the Funds.

     Distributions of net investment income from a Fund are taxable to shareholders as ordinary income. A portion of the income dividends received by the Funds from U.S. corporations may qualify for the "dividends received" deduction available to corporate shareholders. Distributions from net long-term capital gains are taxable as long-term capital gains regardless of how long Fund shares are owned. Distributions from net short-term capital gains are taxable as ordinary income. Shareholders are informed annually of the amount and nature of any income or gain. Distributions are taxable whether received in cash or reinvested in additional shares.


     If for any reason you do not provide us with your correct Social Security or Tax I.D. number (or certify that you are not subject to backup withholding), we are required by the Code to withhold 31% of taxable dividends and proceeds of certain exchanges and redemptions.


     If a Fund distributes less than the amount it is required to distribute during any year, a 4% excise tax will be imposed on the undistributed amount. The Funds intend to declare and distribute dividends during each year sufficient to prevent imposition of the excise tax.

                                RETIREMENT PLANS

     The Selected Funds offer prototype retirement plans including 401(k), profit sharing, money purchase, IRAs, Simplified Employee Pension ("SEP") plans and model 403(b) and 457 plans for charitable, educational and governmental entities. These plans utilize the shares of the Funds as their investment vehicle. Investors Fiduciary Trust Company ("IFTC") acts as custodian or trustee for the plans and charges the participant an annual maintenance fee of $12 per account (which will be redeemed automatically at year end from your account, unless you elect to pay the fee directly to IFTC each year).

     The Funds' custodian, IFTC, acts as the trustee or custodian under the IRA, SEP and 403(b) plans and may act as trustee or custodian under the other plans. For information, please call 1-800-243-1575, or write us at Selected Funds, P0. Box 419782, Kansas City, MO 64141-6782.

     Please do not use the application included with this prospectus to open your retirement plan account. Instead, call 1-800-243-1575 for a retirement plan account application. Please consult your tax adviser to determine the effect of any of the plans on your financial picture.

                            ORGANIZATION OF THE FUNDS

Stock-Oriented Funds

     Selected American, organized in 1933, and Selected Special, organized in 1939, are Maryland corporations and are both diversified, open-end management investment companies. Selected American and Selected Special each issue one series of common stock. Shares when issued are fully paid, non-assessable, and freely transferable. Shares of each Fund have equal non-cumulative voting rights and equal rights with respect to dividends, assets and liquidation.

Selected Government Income and Selected Daily Government

      Selected Government Income and Selected Daily Government are each separate series of Selected Capital Preservation Trust. The Trust is a diversified open-end management investment company organized as a business trust under the laws of Ohio in 1987. Shares of the Trust when issued are fully paid, non-assessable and freely transferable.

     Shares of each series have equal voting rights with other shares of that series and each share is entitled to one vote at a shareholder meeting. On certain matters, such as election of the Board of Trustees and ratification of the selection of independent auditors, all series vote together. However, on certain matters affecting a particular series, such as changes in investment restrictions, the shares of that series vote separately.

All Funds

     The Funds do not have annual shareholder meetings but do have special shareholder meetings when the Boards believe it is necessary or when required by law. A Fund will have a special meeting when requested in writing by the holders of at least 10% of the shares entitled to vote at a meeting.

     In the opinion of the staff of the Securities and Exchange Commission, the use of this combined Prospectus may make each Fund liable for any misstatement or omission in this Prospectus regardless of the particular Fund to which it pertains.

                             DIRECTORS AND TRUSTEES

     The management and affairs of the Funds are under the direction and supervision of the Boards of Directors and Trustees.

     The following persons serve as Directors and Trustees of the Selected
Funds:


          William P. Barr                  Katherine L. MacWilliams
          Floyd A. Brown                   James J. McMonagle
          William G. Cole                  Richard C. O'Brien
          Shelby M.C. Davis                Larry Robinson
          Robert J. Greenebaum             Marsha Williams
          Jerome E. Hass


     More information concerning the Directors and Trustees is contained in the Statements of Additional Information.

                                 HOW TO REACH US

     You can have your questions answered about any of the Selected Funds or the status of your account simply by calling 1-800-243-1575 Monday through Friday from 8:00 a.m. to 4:00 p.m. Mountain time. The Funds are closed on days on which the New York Stock Exchange is closed. Whenever you want to contact us by mail, please write to us at:

          Selected Funds
          P.O. Box 419782
          Kansas City, MO 64141-6782

                            QUALITY RATINGS OF BONDS

Portfolio Quality Ratings

     The table on the following page reflects Selected American's portfolio quality ratings for the year ended December 31, 1996 calculated on the basis of the average weighted ratings of all bonds held during the year The table reflects the percentage of total assets represented by fixed-income securities rated by Moody's or S&P by unrated fixed-income securities and by other assets. The percentages shown reflect the higher of the Moody's or S&P rating. U.S. Government Securities, whether or not rated, are reflected as Aaa and AAA (highest quality). Other assets may include money market instruments, repurchase agreements, equity securities, net payables and receivables and cash. The allocations in the table are not necessarily representative of portfolio composition at other times. Portfolio quality ratings will change over time.

     The description of each bond quality category set forth below is intended to be a general guide and not a definitive statement as to how Moody's and S&P define such rating category. A more complete description of the rating categories is set forth following the table. The ratings of Moody's and S&P represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. There is no assurance that a rating assigned initially will not change. Selected American may retain a security whose rating has changed or has become unrated.

          Portfolio Composition of Selected American by Quality Rating as a Percentage of Total Assets at December 31, 1996

                                           Fund's Assessment of     General Definition
Moody'/S&P Rating Category    Percentage    Unrated Securities        of Bond Quality
--------------------------    ----------    ------------------        ---------------

Aaa/AAA                                                            Highest quality
Aa/AA                                                -             High quality
A/A                             0.24                 -             Upper medium grade
Baa/BBB                         0.44                 -             Medium grade
Ba/BB                             -                  -             Some speculative elements
B/B                               -                  -             Speculative
Caa/CCC                           -                  -             More speculative
Ca,C/CC,C,D                       -                  -             Very speculative, may
                                                                    be in default
Not Rated                         -                  -             Not rated by Moody's
                                                                    or S&P
Common and Preferred Stock      98.4                 -
Short-term Investments          0.92                 -
                              ------
                              100.00%              0.00%


Moody's Investors Service, Inc. Corporate Bond Ratings

     Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat greater than Aaa securities.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e. they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics, as well.

     Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any longer period of time may be small.

     Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca - Bonds which are rated Ca represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.

     C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Standard & Poor's Corporation Corporate Bond Ratings

     AAA - Debt rated AAA has the highest rating assigned by Standard and Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

     A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

     B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

     CCC - CC - C - is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. C indicates the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are out-weighed by large uncertainties or major exposures to adverse conditions.

     D - This rating indicates that the issue is either in default as to payment of interest and/or repayment of principal or is expected to be in default upon maturity.

                      HIGH YIELD, HIGH RISK DEBT SECURITIES

     Selected American and Selected Special may invest in debt securities, including securities convertible into common stocks. Investments may be made in convertible securities to provide an opportunity for appreciation as the value of the common stock appreciates. However, convertible securities are often viewed by the issuer as future common stock subordinated to other debt and carry a lower rating than the issuer's non-convertible debt obligations.

     The debt securities (including convertible securities) in which the Funds may invest include securities rated BB or lower by S&P or Ba or lower by Moody's or, if unrated, deemed by management to be comparable to such ratings. Securities rated BB or Ba or lower are referred to in the financial community as "junk bonds." While likely to have some quality and protective characteristics, such securities, whether or not convertible into common stock, usually involve increased risk as to payment of principal and interest. Such securities are subject to greater price volatility than higher rated securities, tend to decline in price more steeply than higher rated securities in periods of economic difficulty or accelerating interest rates and are subject to greater risk of non-payment in adverse economic times. There may be a thin trading market for such securities. This may have an adverse impact on market price and the ability of the Funds to dispose of particular issues and may cause the Funds to incur special securities registration responsibilities, liabilities and costs and liquidity and valuation difficulties. Unexpected net redemptions may force the Funds to sell high yield, high risk debt securities without regard to investment merit, thereby possibly reducing return rates. Such securities may be subject to redemptions or call provisions which, if exercised when investment rates are declining, could result in the replacement of such securities with lower yielding securities, resulting in a decreased return. To the extent that the Funds invest in bonds that are original issue discount, zero coupon, pay-in-kind or deferred interest bonds, the Funds may have taxable interest income in excess of the cash actually received on these issues. In order to avoid taxation to the Funds, the Funds may have to sell portfolio securities to meet taxable distribution requirements.

     See the Statements of Additional Information for more detailed information on high yield, high risk debt securities.

Selected Daily                      INFORMATION CONCERNING THE DRAFTS USED FOR
Government Check                    CHECK WRITING PRIVILEGE:
Writing Privilege:
|_| If you wish to use   1. Your Selected Daily Government Fund drafts are paid
this privilege please       from an account at Investors Fiduciary Trust Company
check the box to the        ("IFTC").
left and complete the
signature card below.    2. In connection with this account, you will have the
                            same rights and duties with respect to stop payment orders, "stale" drafts, unauthorized signatures, alterations, and unauthorized endorsements as bank checking account customers do under the Kansas
                            Uniform Commercial Code. All notices with regard to those rights and duties must be given to IFTC.

                         3. Stop payment instructions must be given to Davis
                            Selected Advisers, L.P. by calling their service telephone number for the Selected Funds: (800) 243-1575 or by writing to IFTC. IFTC's address is Investors Fiduciary Trust Company, c/o The Selected Funds, P.O. Box 419782, Kansas City, MO 64141-6782.

                         4. These rules may be amended from time to time.

                         THE SELECTED DAILY GOVERNMENT FUND SIGNATURE CARD (Type or Print)

                         Account number_________________________________________

                         Shareholder Name_______________________________________

                         Co-Shareholder Name____________________________________

                         BY SIGNING THIS SIGNATURE CARD THE UNDERSIGNED AGREE(S) TO BE SUBJECT TO THE INSTRUCTIONS AND RULES, AS NOW IN EFFECT AND AS AMENDED FROM TIME TO TIME, OF THE SELECTED DAILY GOVERNMENT FUND, THAT PERTAIN TO THE USE OF REDEMPTION CHECKS. (SOME OF THE CURRENT RULES APPEAR ABOVE.) EACH SIGNATORY GUARANTEES THE OTHER'S SIGNATURE.
                         (Signature)____________________________________________

                         (Signature of Co-Shareholder)__________________________

                         |_| Check here if both signatures are required on checks.
                         |_| Check here if only one signature is required on checks.

                         If neither box is checked, all checks will require both signatures.

                                TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
Summary ..................................................................   2
Fund Expenses ............................................................   3
Financial Highlights .....................................................   4
Investment Objectives ....................................................   9
Manager, Sub-Advisers and Distributor ....................................  16
Portfolio Managers .......................................................  17
Buying Shares ............................................................  18
Selling Shares ...........................................................  20
Exchanging Shares ........................................................  23
Fund Performance .........................................................  24

Determining the Price of Shares -
   Net Asset Value .......................................................  25
Dividends ................................................................  26
Taxes ....................................................................  26
Retirement Plans .........................................................  27
Organization of the Funds ................................................  27
Directors and Trustees ...................................................  28
How to Reach Us ..........................................................  28
Quality Ratings of Bonds .................................................  28
High Yield, High Risk Debt Securities ....................................  31

================================================================================

STATEMENT OF ADDITIONAL INFORMATION                                  May 1, 1997


                      Selected Capital Preservation Trust

                             124 East Marcy Street

                           Santa Fe, New Mexico 87501

                         Call Toll-Free l-800-243-1575

      Selected Capital Preservation Trust (the "Trust") is a diversified, open-end, management investment company currently offering two separate funds (the "Funds"):

    Selected U.S. Government Income Fund ("Selected Government Income"), and

          Selected Daily Government Fund ("Selected Daily Government")


This Statement of Additional Information is not a Prospectus and should be read in conjunction with the Prospectus dated May 1, 1997. The Prospectus may be obtained from the Trust.

The Fund's December 31, 1996 Annual Report accompanies this Statement of Additional Information. The Financial Statements appearing in this report are incorporated herein by reference.


                               TABLE OF CONTENTS

TOPIC                                                                       PAGE

Investments .............................................................     3

Investment Restrictions .................................................     4

Net Asset Value .........................................................     7

Trustees and Officers ...................................................     7

Trustees Compensation Schedule ..........................................     9

Manager .................................................................     9

Expense Limitations .....................................................    10

Custodian and Transfer Agent ............................................    11

Independent Auditors ....................................................    11

Distribution Plans ......................................................    11

Portfolio Transactions ..................................................    12

Taxes ...................................................................    12

Trust Shares ............................................................    13

Major Shareholders ......................................................    14

Shareholder Meetings ....................................................    14

Ratings of Permissible Investments ......................................    14

Performance Data ........................................................    15

INVESTMENTS

      The following information supplements the discussion of investment objectives contained in the Prospectus.

Selected Government Income

      Selected Government Income seeks to achieve its investment objective by investing primarily in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Securities") and repurchase agreements secured by such obligations. Direct obligations issued by the U.S. Treasury include bills, notes and bonds which differ from each other only in interest rates, maturities and times of issuance: Treasury bills have maturities of one year or less, Treasury notes have initial maturities of one to ten years and Treasury bonds have initial maturities of greater than ten years.

      Examples of obligations issued by agencies or instrumentalities established or sponsored by the U.S. Government include, among others, securities issued by the Central Bank for Cooperatives, Export-Import Bank of the United States, Farmers Home Administration, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Housing Administration, Federal Intermediate Credit Banks, Federal National Mortgage Association ("FNMA"), General Services Administration, Government National Mortgage Association ("GNMA"), the International Bank for Reconstruction and Development, Maritime Administration, Small Business Administration, and The Tennessee Valley Authority. Selected Government Income may also invest in securities issued by agencies or instrumentalities which may be established or sponsored by the U.S. Government in the future.

      GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. A "pool" or group of such mortgages is assembled and, after being approved by GNMA, typically is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. GNMA Certificates differ from bonds in that principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity. GNMA Certificates are called "pass-through" securities because both interest and principal payments (including prepayments) are passed through to the holder of the Certificate. FNMA and FHLMC Certificates are similar to GNMA Certificates except that timely payment of interest and principal on each mortgage may not be guaranteed by the full faith and credit of the U.S. Government.

      General Factors. The value of fixed-rate debt securities generally is affected by three factors: (1) quality (the credit risk); (2) yield (the interest rate); and (3) maturity (the length of time remaining until principal is due). Because of the high quality of the permissible investments in Selected Government Income, the credit risk is minimal and should not significantly impact the value of portfolio securities. However, changes in prevailing interest rates can be expected to cause changes in the value of portfolio securities and therefore the net asset value per share; the degree of such changes will depend on the yield and maturity of such securities. Generally speaking, the longer the average maturity of the portfolio, the more susceptible the portfolio will be to changes in value as the result of fluctuations in interest rates. Investors purchasing shares of Selected Government Income should understand that it is not a money market fund and should expect the net asset value of the shares to fluctuate as interest rates change and as dividends are declared and paid. Accordingly, investors seeking a constant net asset value should consider investing in Selected Daily Government.

      Futures and Options Transactions. Selected Government Income is not prohibited from engaging in transactions in futures and options. However the Fund has not done so for several years and does not intend to do so in the near future. In the event that the Manager determines that such investments would be in the best interest of the Fund, shareholders will be given advance notice and the proper disclosure will be provided in the Fund's registration statement, including the Prospectus.

Selected Daily Government


      Selected Daily Government may invest in U.S. Treasury bills, notes, bonds and other U.S. Government Securities and repurchase agreements secured by such obligations. The Fund limits its investments to securities and repurchase agreements which will mature in 397 days or less from the date of purchase. This period is calculated pursuant to the provision of Rule 2a-7 under the Investment Act of 1940 which governs the use of amortized cost valuation. Maturities of securities collateralizing repurchase agreements are not so limited.


Both Funds

      Additional Information Regarding Repurchase Agreements. The Manager, under guidelines and standards of review established by the Trust's Board of Trustees, evaluates the creditworthiness of sellers and enters into repurchase agreements only with those institutions that it believes present minimal credit risks. The Manager has been directed to obtain from the seller full collateral for the amount of any repurchase agreement and to require the seller to maintain collateral, on a daily basis, at least equal to the repurchase price.

INVESTMENT RESTRICTIONS

      The Funds have adopted as fundamental policies their investment objectives as described in the Prospectus and the investment restrictions enumerated below. These cannot be changed unless authorized by the holders of a majority of the outstanding shares of the Funds, as defined in the Investment Company Act of 1940 (the "1940 Act").

Selected Government Income may not:


(1) Buy the securities of any company if more than 5% of the value of the Fund's total assets would be invested in that company. Securities issued by the U.S. Government, or its agencies or instrumentalities and repurchase agreements involving such securities (U.S. Government Securities") are excluded from this restriction;


(2) invest 25% or more of its total assets in any one industry, except that this restriction shall not apply to U.S. Government Securities.

(3) borrow money except for temporary or emergency non-investment purposes, such as to accommodate abnormally heavy redemption requests, and then only in an amount not exceeding 10% of the value of Selected Government Income's total assets at the time of borrowing;

(4) pledge, mortgage or hypothecate its assets, except that to secure borrowings permitted by (3) above, it may pledge securities having a market value at the time of pledge not exceeding 15% of Selected Government Income's total assets; provided, however, that the deposit of underlying securities and other assets in escrow in connection with the writing of put or call options and collateral arrangements with respect to margin for futures contracts and options thereon are not to be considered pledges or other encumbrances;

(5) purchase securities on margin except that Selected Government Income may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities and further excepting that the deposit or payment by Selected Government Income of initial or variation margin in connection with futures contracts or related options transactions is not to be considered the purchase of a security on margin;

(6)   make short sales of securities;

(7) underwrite any securities issued by others except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain Federal securities laws;

(8) purchase or sell real estate, real estate mortgage loans, commodities or commodity futures contracts, or oil, gas, or mineral exploration or development interests except that Selected Government Income may invest in futures contracts and related options as described in the Prospectus and Statement of Additional Information;

(9) make loans, other than (a) by entering into repurchase agreements, (b) through the purchase of other permitted investments in accordance with its investment objective and policies, and (c) through the lending of portfolio securities with respect to not more than 30% of its assets;

(10) enter into a repurchase agreement maturing in more than seven days, or knowingly purchase securities that are subject to restrictions on resale or for which there are no readily available market quotations if, as a result, more than 10% of the value of Selected Government Income's total assets (taken at current value) at the time would be invested in such securities;


(11) invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets;

(12) issue senior securities as defined in the 1940 Act, except insofar as Selected Government Income may be deemed to have issued a senior security by reason of (a) entering into any repurchase agreements; (b) permitted borrowings of money; (c) purchasing securities on a "when-issued" or delayed delivery basis; or (d) purchasing options, futures contracts and related options;

(13) purchase or sell futures contracts or options on futures contracts if, as a result, the sum of the initial margin deposits on Selected Government Income's existing futures contracts and related options positions and the premiums paid for options on futures contracts would exceed 5% of the fair market value of Selected Government Income's assets after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; provided, however, that in the case of an option that is "in-the-money" at the time of the purchase, the "in-the-money" amount may be excluded in computing such 5%; or

(14) invest more than 10% of its total assets (determined at the time of investment) in illiquid securities, securities which are not readily marketable and repurchase agreements which have a maturity of longer than seven days. In addition, Selected Government Income will not invest more than 5% of its total assets in securities the disposition of which is restricted under federal securities laws. The staff of the SEC has taken the position that OTC Options and the assets used as "cover" for written OTC Options should generally be treated as illiquid securities. However, if a dealer recognized by the Federal Reserve Bank as a "primary dealer" in U.S. Government Securities is the other party to an option contract written by a fund, and that fund has the absolute right to repurchase the option from the dealer at a formula price established in a contract with the dealer, the SEC staff has agreed that fund only needs to treat as illiquid that amount of the "cover" amount equal to the amount by which
      (a) the formula price exceeds (b) any amount by which the market value of the security subject to the option exceeds the exercise price of the option (the amount by which the option is "in-the-money"). Although the Manager does not believe that OTC Options are generally illiquid, it has agreed that pending resolution of this issue, Selected Government Income will conduct its operations in conformity with the views of the staff.


      All percentage restrictions apply as of the time of investment without regard to later increases or decreases in the values of securities or total or net assets.

Selected Daily Government may not:

(1) purchase securities, if immediately after such purchase more than 5% of its total assets would be invested in the securities of any one issuer excluding U.S. Government Securities, and repurchase agreements with respect to such securities;

(2) invest 25% or more of its total assets in any one industry, except that this restriction shall not apply to U.S. Government Securities;

(3) borrow money, except for temporary or emergency non-investment purposes such as to accommodate abnormally heavy redemption requests, and then only in an amount not exceeding 10% of the value of its total assets at the time of borrowing;

(4) pledge, mortgage or hypothecate its assets, except that to secure borrowings permitted by (3) above, it may pledge securities having a market value at the time of pledge not exceeding 15% of its total assets;

(5) sell securities short or purchase any securities on margin, except for such short-term credits as are necessary for clearance or portfolio transactions;

(6)   write, purchase or sell put or call options;

(7) underwrite any securities issued by others (except that it may technically be considered an underwriter if it sells restricted securities);

(8) purchase or sell real estate, real estate mortgage loans, commodities, commodity contracts (including futures contracts) or oil and gas interests;

(9) make loans, other than by entering into repurchase agreements and through the purchase of other permitted investments in accordance with its investment objective and policies;


(10) invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets;

(11) enter into a repurchase agreement maturing in more than seven days or knowingly purchase securities that are subject to restrictions on resale or for which there are no readily available market quotations if, as a result of such purchase more than 10% of a Fund's assets would be invested in such securities;

(12)  issue any class of securities senior to any other class of securities.


      All percentage restrictions apply as of the time of investment without regard to later increases or decreases in the values of securities or total or net assets.

NET ASSET VALUE

      The net asset value per share of each Fund is calculated on each day that the New York Stock Exchange (the "Exchange") is open for business. The Exchange is currently closed on weekends and on New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

      The method of valuing portfolio securities is as set forth below.

      Net asset value per share is determined by calculating the total value of a Fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding.

Selected Government Income

      Fixed income securities are valued by using market quotations or independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Portfolio securities that are primarily traded on a securities exchange or securities listed on the NASDAQ National Market are valued at the last sale price on the exchange or market where primarily traded or listed or, if there is no recent sale price available, at the last current bid quotation. Securities not so traded or listed are valued at the last current bid quotation if market quotations are available. Other securities, including restricted securities, and other assets are valued at fair value as determined in good faith by the Board of Trustees. On each day the Exchange is open for trading, the net asset value is determined as of the earlier of 4:00 p.m. New York time or the close of the Exchange.

Selected Daily Government

      Investment securities are valued using the amortized cost method whereby a security is valued at cost adjusted for the amortization of any premiums or discounts over the period until maturity. With respect to repurchase agreements, which are collateralized by U.S. Government Securities, the market value of the collateral is evaluated daily.

      As discussed in the Prospectus, if a deviation of 1/2 of 1% or more were to occur between Selected Daily Government's net asset value per share calculated at current market values and amortized cost, or if there were any other deviation the Board of Trustees believed would result in a material dilution to shareholders, the Board of Trustees would consider certain temporary actions to protect the interests of the shareholders. Such action could include withholding dividends, paying dividends out of surplus, realizing gains or losses, or using market asset valuation.

TRUSTEES AND OFFICERS

      The trustees and officers of the Trust, together with information as to their principal occupations during the past 5 years, are listed below. Each of the Trust's trustees is also a director of Selected American Shares, Inc. and Selected Special Shares, Inc. (collectively with the Trust, the "Selected Funds"). As indicated below, certain directors and officers of the Fund hold similar positions with the following funds that are also managed by the Manager:
Davis New York Venture Fund, Inc., Davis High Income Fund, Inc., Davis Tax-Free High Income Fund, Inc., Davis Series, Inc. and Davis International Series, Inc. (collectively the "Davis Funds").

William P. Barr (5/23/50) - Trustee. Senior Vice President, General Counsel, GTE Corporation since July 1994. Attorney General of the United States from August 1991 to January 1993. Deputy Attorney General from May 1990 to August 1991. Assistant Attorney General from April 1989 to May 1990. Partner with the law firm of Shaw, Pittman, Potts & Trowbridge from 1984 to April 1989 and January 1993 to August 1994. His address is One Stamford Forum, Stamford, CT 06904.

Floyd A. Brown (11/5/30) - Trustee. Staff announcer and program host for WGN Radio and Television, Chicago, Illinois. Sole proprietor of The Floyd Brown Co., Elgin, Illinois (advertising, media production and mass media marketing). His address is 51 Douglas Avenue, Elgin, Illinois 60120.

William G. Cole (3/7/17) - Trustee. Retired educator; writer. His address is 544
W. Brompton, Chicago, Illinois 60657.


*/**Shelby M.C. Davis (3/20/37) - Trustee and President. Director, Chairman and Chief Executive Officer of Venture Advisers, Inc. President of each of the Davis Funds; Employee of Capital Ideas, Inc. (financial consulting firm); Consultant to Fiduciary Trust Company International. Director of Shelby Cullom Davis Financial Consultants, Inc. Prior to December 31, 1992, Chairman of Venture Pension Advisers, Inc. His address is P.O. Box 205, Hobe Sound, Florida 33455.

**Robert J. Greenebaum (7/30/17) - Trustee and Chairman of the Board. Retired. Engaged in investment consulting and private investment activities. Director, Blue Chip Value Fund, Inc. and United Asset Management Corporation (a holding company in the investment management field). His address is 111 West Washington Street, Chicago, Illinois 60602.

Jerome E. Hass (6/1/40) - Trustee. Professor of Finance and Business Strategy Johnson Graduate School of Management, Cornell University. Consultant National Economic Research Associates. Formerly Chief of Research of the Federal Power Commission and Special Assistant to James R. Schlesinger at the Executive Office of the President of the United States.


Katherine L. MacWilliams (1/19/56) - Trustee. Vice President, Treasurer Coors Brewing Company and Adolph Coors Company. Formerly Vice President of Capital Markets for UBS Securities in New York. Former member of the Board of International Swaps and Derivatives Association, Inc.


James J. McMonagle (10/1/44) - Trustee. Senior Vice President and General Counsel of University Health System, Inc. and University Hospitals of Cleveland. From 1976 to 1990, Judge of the Court of Common Pleas, Cuyahoga County, Ohio. His address is 11100 Euclid Avenue, Cleveland, Ohio 44106.


Richard C. O'Brien (9/12/45) - Trustee. Corporate Economist for Hewlett-Packard Company. Director, National Association of Business Economists, former President of the Northern California High Technology Council and former Chairman of the Economic Advisory Council of the California Chamber of Commerce.


Larry Robinson (10/28/28) - Trustee. General Partner, Robinson Investment Company. Management Consultant. Corporate Liaison for Mayor Michael R. White of Cleveland, Ohio. Adjunct Professor at Weatherhead School of Management, Case Western Reserve University. His address is 950 Terminal Tower, 50 Public Square, Cleveland, Ohio 44113.

Marsha Williams (3/28/51). Director. Treasurer, Amoco Corporation. Director, Illinois Benedictine College, The Conference Board Council of Corporate Treasurers, Illinois Council on Economic Education, Chicagoland Chamber of Commerce; Formerly, Director, Fertilizers of Trinidad and Tobago from 1989-1993, Ok Tedi Mining Limited from 1992-1993, Just Jobs from 1988-1992. Her address is 200 E. Randolph Dr., Chicago, IL 60601.


**Samuel P. Ynzunza (8/13/62) - Vice President and Secretary. Senior Vice President, Venture Advisers, Inc. Vice President and Secretary of each of the Davis Funds except Davis International. Former Corporate Counsel, INVESCO Funds Group, Inc. and Franklin Resources. His address is 124 East Marcy Street, Santa Fe, New Mexico 87501.


**Eileen R. Street (3/11/62) - Assistant Treasurer and Assistant Secretary. Senior Vice President, Venture Advisers, Inc. Assistant Treasurer and Assistant Secretary of each of the Davis Funds. Her address is 124 East Marcy Street, Santa Fe, New Mexico 87501.

**Arthur Don (9/24/53) - Assistant Secretary. Assistant Secretary of each of the Davis Funds. Partner, D'Ancona & Pflaum, Fund Legal Counsel. His address is 30 North LaSalle Street, Suite 2900, Chicago, Illinois 60602.

**Sheldon R. Stein (11/29/28) - Assistant Secretary. Assistant Secretary of each of the Davis Funds. Partner, D'Ancona & Pflaum, Fund Legal Counsel. His address is 30 North LaSalle Street, Suite 2900, Chicago, Illinois 60602.


      As of March 31, 1997, the trustees and officers of the Trust as a group owned 0.033% and 3.157% of the outstanding shares of Selected Daily Government and Selected U.S. Government Income, respectively.


----------
*A Trustee who is an "interested person" of the Fund (as defined in the 1940
Act).
**Holds same office(s) with Selected American Shares, Inc. and Selected Special Shares, Inc.

TRUSTEES' COMPENSATION SCHEDULE

      During the fiscal year ended December 31, 1996 the compensation paid to Trustees who are not considered to be interested persons of the Trust was as follows:

                                                Aggregate Trust   Total Complex
                   Name                         Compensation      Compensation*


            William P. Barr                          3,516            30,000
            Floyd A Brown                            3,751            32,000
            William G. Cole                          4,044            34,500
            Robert J. Greenebaum                     6,271            53,500
            Jerome E. Hass***                          -0-               -0-
            Walter E. Hoadley**                      3,751            32,000
            Katherine L. MacWilliams***                -0-               -0-
            James J. McMonagle                       3,282            28,000
            Richard C. O'Brien***                      -0-               -0-
            Larry Robinson                           3,282            28,000
            Marsha Williams                          3,282            28,000


* Complex compensation is the aggregate compensation paid, for services as a Trustee, by all mutual funds with the same investment adviser.


**  Mr. Hoadley retired from the Board of Trustees effective December 31, 1996.

*** Ms. MacWilliams and Messrs. Hass and O'Brien were elected to the Board on March 25, 1997.


MANAGER

      Davis Selected Advisers, L.P., 124 East Marcy Street, Santa Fe, New Mexico 87501, a Colorado limited partnership, has served as the Manager since May 1, 1993. The Manager's general partner is Venture Advisers, Inc. (the "General Partner"), 124 East Marcy Street, Santa Fe, New Mexico 87501, a New York corporation. Shelby M.C. Davis is the controlling shareholder of the General Partner.

      The Manager, subject to the general supervision of the Funds' Board of Trustees, provides the Funds with investment advice and management. It furnishes statistical, executive and clerical personnel, bookkeeping, office space, and equipment necessary to carry out its investment advisory functions and such corporate managerial duties as are requested by the Board of Trustees of the Funds. The Manager pays all salaries of officers and fees and expenses of trustees who are directors, officers or employees of the Manager or any of its affiliates. The Funds pays all other Fund expenses. Under the Investment Management Agreement between the Fund and the Manager, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties, the Manager will not be liable for any act or omission in the cause of, or connected with, rendering service under the Agreement or for any losses that may be sustained in the purchase, holding or sale of any security.

      The Manager is paid a fee for its services at the annual rates of .50 of 1% of average daily net assets for Selected Government Income and .30 of 1% of average daily net assets for Selected Daily Government.


      During the years ended December 31, 1996, 1995 and 1994 Selected Government Income paid advisory fees of $36,483, $39,847 and $46,401, respectively. During such periods Selected Daily Government paid advisory fees of $438,932, $396,025 and $122,232, respectively.

      The Manager has adopted a Code of Ethics which regulates the personal securities transactions of the Manager's investment personnel and other employees and affiliates with access to information regarding securities transactions of the Fund. The Code of Ethics requires investment personnel to disclose personal securities holdings upon commencement of employment and all subsequent trading activity to the Manager's Compliance Officer. Investment personnel are prohibited from engaging in any securities transactions, including the purchase of securities in a private offering, without the prior consent of the Compliance Officer. Additionally, such personnel are prohibited from purchasing securities in an initial public offering and are prohibited from trading in any securities (i) for which the Fund has a pending buy or sell order, (ii) which the Fund is considering buying or selling, or (iii) which the Fund purchased or sold within seven calendar days.

Expense Limitations

Selected Government Income


      Pursuant to the Investment Management Agreement, if the aggregate expenses (including the management fee and any fee paid pursuant to a distribution expense plan, but excluding taxes, interest, brokerage fees and commissions, and where permitted under expense limitations imposed by state securities administrators, extraordinary expenses) for any fiscal year exceed 1.50% of the average daily net assets of Selected Government Income (or any lesser limitation imposed by a state regulatory authority), the Manager will refund, or otherwise bear, the excess over the specified percentage.

      During the years ended December 31, 1996 and 1995, the Manager voluntarily undertook to limit to 1.44% the ratio of expenses (including management and distribution fees but excluding taxes, interest, brokerage fees, commissions and extraordinary expenses) to average annual net assets of Selected Government Income and reimbursed or absorbed expenses in excess of that amount. During the years ended December 31, 1996 and 1995 , Selected Government Income was reimbursed $16,402 and $10,709, respectively of expenses by the Manager.


Selected Daily Government


      The Manager has voluntarily undertaken to limit to 0.75% the ratio of expenses (including management and distribution fees but excluding taxes, interest, brokerage fees, commissions and extraordinary expenses) to average annual net assets of Selected Daily Government through December 31, 1997 and will reimburse or absorb expenses in excess of that amount. During the year ended December 31, 1995, Selected Daily Government was reimbursed $35,315, of expenses by the Manager.


CUSTODIAN AND TRANSFER AGENT

      Investors Fiduciary Trust Company ("IFTC"), 127 West 10th Street, Kansas City, Missouri 64105, serves as the Funds' custodian and the United Missouri Bank of Kansas City, N.A., Tenth and Grand Streets, Kansas City, Missouri 64106, serves as the Funds' sub-custodian. The custodian and sub-custodian have custody of all securities and cash of the Funds. The custodian and sub-custodian attend to the collection of principal and income and the payment for, and the collection of, proceeds of securities bought and sold by the Funds. IFTC is also the Funds' transfer agent and dividend-paying agent.

INDEPENDENT AUDITORS

      The Trust's auditors are Tait, Weller & Baker, Two Penn Center, Suite 700, Philadelphia, Pennsylvania 19102-1707. The services of Tait, Weller & Baker include an audit of the Funds' annual financial statements included in the annual reports to shareholders, amendments to the registration statement filed with the Securities and Exchange Commission, consultation on financial accounting and reporting matters and meeting with the Audit Committee of the Board of Trustees. In addition, the auditors normally provide assistance in preparation of federal and state income tax returns and related forms.

DISTRIBUTION PLANS

      The Manager has served as the Distributor of the shares of the Funds since May 1, 1993. The Trust has adopted Distribution Plans (the "Plans") under Rule l2b-l of the 1940 Act with respect to each Fund. Rule l2b-l permits an investment company to finance, directly or indirectly, any activity which is primarily intended to result in the sale of its shares only if it does so in accordance with the provisions of the Rule. Under the Plans, each Fund pays the Distributor an annual compensatory fee of 0.25% of average daily net assets for distributing the Fund's shares. The Distributor pays all the costs of distribution except for the cost of prospectuses and reports sent to current shareholders. The Board of Trustees has determined that there is a reasonable likelihood that the Plans will benefit the Funds and their shareholders.

      The Board of Trustees has been informed by the Manager that the expenses of distribution currently exceed, and for the foreseeable future are expected to exceed, the amounts paid by the Funds under the Plans. Such excess is and will be paid out of the Manager's own resources and not by the Funds.


      During the years ended December 31, 1996 and 1995, Selected Government Income paid distribution fees of $18,242 and $19,854, respectively. The Distributor reported that it spent the following amounts on the indicated items:
$8,586 and $8,593, respectively, was spent on advertising, $506 and $9,694, respectively on printing and mailing prospectuses and sales literature to other than current shareholders, $15,577 and $13,518, respectively on fees to brokers and $4,232 and $4,232, respectively, on registration and filing fees.

      During the years ended December 31, 1996 and 1995 Selected Daily Government paid distribution fees of $365,777 and $330,022, respectively. The Distributor reported that it spent the following amounts on the indicated items:
$172,184 and $4,296, respectively on advertising for Selected Daily Government; $10,097 and $6,463, respectively on printing and mailing prospectuses and sales literature to other than current shareholders of Selected Daily Government; $4,232 and $4,232, respectively on registration and filing fees. No fees were paid to brokers with respect to Selected Daily Government during the year ended December 31, 1996.


PORTFOLIO TRANSACTIONS

      The Manager makes investment decisions and decisions as to the execution of portfolio transactions for the Funds, subject to the general supervision of the Board of Trustees.

      Selected Daily Government expects that most of its purchase and sale transactions will be with the issuer or an underwriter or with major dealers in money market instruments acting as principals or as agents. Such transactions are normally on a net basis and generally do not involve payment of brokerage commissions. However, the cost of securities purchased from an underwriter normally includes a commission paid by the issuer to the underwriter. Purchases and sales from dealers will normally reflect the spread between bid and ask prices. In placing portfolio transactions with brokers or dealers for Selected Daily Government, the Manager's sole consideration is the ability to promptly execute and clear orders in an efficient manner at favorable prices. Selected Daily Government did not pay any brokerage commissions during the last three fiscal years.


      It is the policy of Selected Government Income to seek to place portfolio transactions with brokers or dealers who will execute transactions as efficiently as possible, and at a favorable price. Selected Government Income does not usually pay brokerage commissions in connection with the purchase of U.S. Government Securities, although purchases from or sales to dealers will normally reflect the spread between bid and asked prices. During the years ended December 31, 1996, 1995 and 1994 Selected Government Income did not pay brokerage commissions.

      The Manager, in effecting purchases and sales of portfolio securities for Selected Government Income, will place orders in such manner as in the opinion of the Manager will offer a favorable price and market for the execution of each transaction. In seeking a favorable price and market for securities traded only in the over-the-counter market, Selected Government Income will generally deal directly with the issuer or with major dealers acting as principals or as agents. Subject to the foregoing policy, it will be the practice of Selected Government Income, when purchasing through dealers, to select them primarily on the basis of research information and statistical and other services furnished to the Manager as well as satisfactory execution. It is not always possible to place a dollar value on information and services received from dealers. Since it is only supplementary to the Manager's own research efforts, the receipt of research information is not expected to significantly reduce the Manager's expenses. Selected Government Income may also consider, subject to the requirement of favorable execution and price, dealers' sales of the Funds' shares when selecting dealers to execute portfolio transactions.

      Research services furnished by brokers and used by Selected Government Income for portfolio transactions may be utilized by the Manager in connection with its investment services for other accounts and, conversely, research services provided by brokers used for transactions in other accounts may be utilized by the Manager in performing its services for Selected Government Income.

      On occasions, the Manager may deem the purchase or sale of a security to be in the best interests of one or more of the Funds as well as other fiduciary accounts. In such event, the Manager may aggregate such purchase or sale in order to obtain the best net price and most favorable execution. Allocation will be made by the Manager in the manner considered to be most equitable and consistent with its fiduciary obligations to all such fiduciary accounts, including the Funds. In some instances, this procedure could adversely effect a Fund but the Funds deem that any disadvantage in the procedure would be outweighed by the increased selection available and the increased opportunity to engage in volume transactions.

TAXES

      A Fund may be subject to an excise tax of 4% to the extent that its distributions do not meet the "required distribution" pursuant to the Code. The required distribution for any calendar year is the sum of 98% of a Fund's ordinary income for that year plus 98% of the Fund's capital gain net income for the one-year period ending on October 31 of that year. The Funds do not intend to incur any excise tax and, if necessary, will make special distributions to shareholders in order to avoid such tax.

      Fund dividends that are derived from interest on direct (but not guaranteed) obligations of the U.S. Government and certain of its agencies and instrumentalities may be exempt from state and local taxes in certain states. In other states, arguments can be made that such distributions should be exempt from state and local taxes based on federal law, 31 U.S. C. Section 3124, and the U.S. Supreme Court's interpretation of that provision in American Bank and Trust Co. v. Dallas County, 463 U.S. 855 (1983). The Funds currently intend to advise shareholders of the proportion of dividends that consists of such interest. Shareholders should consult their tax advisers regarding the possible exclusion of such portion of their dividends for state and local income tax purposes.

Selected Government Income

      Dividends derived from interest or dividends in respect of portfolio securities held by Selected Government Income or from short-term capital gains are taxable to you as ordinary income even if such dividends are reinvested in additional shares of Selected Government Income. Distributions of the excess, if any, of net capital gain (i.e., the excess of any realized net long-term capital gain over any net realized short-term capital loss), to the extent so designated by Selected Government Income, will be taxable to you as long-term capital gain irrespective of the length of time you have held the Fund's shares. Dividend distributions will not qualify for the dividends received deduction for corporations. You will realize a taxable gain or loss on your shares when they are sold or redeemed for an amount different from your original cost. Such a gain or loss will generally constitute a long-term capital gain or loss if the shares were held for more than one year and a short-term capital gain or loss if the shares were held for one year or less. However, if you recognize a loss on the sale of shares that you had held for six months or less, your loss will be a long-term capital loss to the extent of any net capital gain distributions that you received with respect to those shares. Information as to capital gains distributions, if any, and the tax status of your dividends and distributions will be mailed annually shortly after the end of the calendar year.

      You should be aware of the tax implication of purchasing shares of Selected Government Income just prior to a distribution on such shares. When distributions are paid shortly after a purchase, you will suffer a reduction in the per share net asset value of your shares by the amount of the distribution. Although, in effect, this is a return of your capital, such distributions are subject to Federal income tax.

TRUST SHARES

      Upon issuance and sale in accordance with the terms of the Prospectus and this Statement of Additional Information, each share of the Trust will be fully paid and non-assessable. Shares of the Trust have no preemptive, subscription or conversion rights and are redeemable as set forth in the Prospectus. Assets received for the issue or sale of the shares of each Fund and all income, earnings, profits and proceeds thereof are exclusively allocated to each such Fund and constitute the underlying assets of each such Fund. The underlying assets of each Fund are segregated on the books of account and are to be charged with the liabilities of each such Fund and with a share of the general liabilities of the Trust. All creditors, persons contracting with the Trust or persons having any claim against the Trust may look solely to the assets of the Fund with which such person dealt for payments of such credit, contract or claim.

MAJOR SHAREHOLDERS


      As of April 22, 1997, Shelby Cullom Davis & Co., 609 5th Avenue, 11th Floor, New York, NY , 10017-1021, owned of record 96,488,530.250 shares of Selected Daily Government, constituting 83.75% of the outstanding shares of such stock.


SHAREHOLDER MEETINGS

      The Trust does not hold annual meetings, but will hold special meetings of shareholders as required by the 1940 Act such as to elect trustees or when called by Trustees for any other purpose they deem appropriate. The Secretary is required to call a special meeting of shareholders upon written request of at least 10% of the shares entitled to be cast as votes at the meeting.

      Trustees may be removed from office by a vote of the holders of a majority of the outstanding shares at a meeting called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon the written request of ten or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the outstanding shares of the Trust stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

RATINGS OF PERMISSIBLE INVESTMENTS

      The following is a description of the highest commercial paper and bond ratings issued by Standard & Poor's Corporation ("S&P") and Moody's Investors Services, Inc. ("Moody's"). To the extent that ratings accorded by S&P or Moody's may change as a result of changes in such organizations, the Funds will attempt to use comparable rating standards for their permissible investments.

      Commercial Paper, Loans and Notes. Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

      The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

-     Leading market positions in well established industries.

-     High rates of return on funds employed.

- Conservative capitalization structures with moderate reliance on debt and ample asset production.

- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

- Well established access to a range of financial markets and assured sources of alternate liquidity.

      Description of S&P's Two Highest Bond Ratings. AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

      AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and usually differ from the higher rated issues only in small degree.

      Plus (+) or Minus (-): The rating AA may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

      Description of Moody's Two Highest Bond Ratings. Aaa - Bonds which are Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat greater than in Aaa securities.

      Moody's also applies the numerical modifiers 1, 2 and 3 in the generic rating classification of Aa. 1 in-dicates that a security ranks in the higher end of a rating category, 2 in the mid-range of a category and 3 in the lower end of a category.

PERFORMANCE DATA

      The current yield quotations for Selected Daily Government as they appear in advertising and sales materials are computed by determining the net change, exclusive of capital changes, over a seven-day base period in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period. The net change in account value is divided by the value of the account at the beginning of the base period to obtain the base period return. The base period return is then multiplied by (365/7), with the resulting annualized yield figure carried to the nearest 1/100 of 1%. For purposes of calculating current yield, net change in account value reflects: (1) the value of additional shares purchased with dividends from the original shares and dividends declared on both the original shares and any such additional shares, and (2) all fees (other than non-recurring account charges) that are charged to all shareholder accounts in proportion to the length of the base period and the average account size of Selected Daily Government. The capital changes excluded from the calculation of current yield are realized gains and losses from the sale of securities and unrealized appreciation and depreciation.

      The effective yield quotations for Selected Daily Government are computed by compounding the unannualized seven-day base period return as follows: 1 is added to the base period return and this sum is then raised to a power equal to (365/7), and 1 is then subtracted from the result.


      Based upon the seven days ended December 31, 1996, Selected Daily Government's current and effective yields were 4.60% and 4.68% respectively.

      Selected Government Income's average annual total return for the one year and five years ended December 31, 1996 and for the period from November 24, 1987 through December 31, 1996 was, 2.85%, 5.66% and 6.81%, respectively. Average annual total return measures both the net investment income generated by, and the effect of any realized or unrealized appreciation or depreciation of, the underlying investments in Selected Government Income's portfolio. Selected Government Income's average annual total return figures are computed by determining the average annual compounded rates of return over the periods indicated in the advertisement, sales literature or shareholders' report, that would equate the initial amount invested to the ending redeemable value, according to the following formula:


                           P(l + T)n = ERV

Where:            P = a hypothetical initial payment of $1,000

                           T = average annual total return

                           n = number of years

                           ERV = ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of such period

This calculation (1) assumes all dividends and distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectus and (2) deducts all recurring fees, such as advisory fees, charged as expenses to all shareholder accounts.


      Selected Government Income's total return for the one year and five years ended December 31, 1996 and for the period from November 24, 1987 through December 31, 1996 was 2.85%, 31.76% and 82.54%, respectively. Total return is the cumulative rate of investment growth which assumes that income dividends and capital gains are reinvested. It is determined by assuming a hypothetical investment at the net asset value at the beginning of the period, adding in the reinvestment of all income dividends and capital gains, calculating the ending value of the investment at the net asset value as of the end of the specified time period, subtracting the amount of the original investment, and dividing this amount by the amount of the original investment. This calculated amount is then expressed as a percentage by multiplying by 100.

      Selected Government Income's yield for the thirty day period ended December 31, 1996 was 5.82%. Yield refers to the net investment income generated by a hypothetical investment in the Fund during a thirty-day or one month period. The income is then annualized by assuming the same income was generated each month for a twelve month period, and is shown as a percentage of the investment.


      The value of the portfolio securities of Selected Government Income fluctuates with market and economic conditions, causing the value of its shares to fluctuate. Depending upon when shares are redeemed, their value may be higher or lower than their value on the date of purchase. The performance figures of Selected Government Income as described above will vary from time to time depending upon market and economic conditions, the composition of its portfolio and operating expenses. These factors should be considered when comparing the performance figures of Selected Government Income with those of other investment companies and investment vehicles.

      Unlike bank deposits and other investments that pay a fixed rate of interest, the average annual total return rates on Selected Government Income's shares fluctuate. Accordingly, you should not consider such rates as representative of what your investment may earn in any future period. At any time in the future, such rates may be higher or lower than past rates, and there is no assurance that any historical rate will continue.

      The performance of Selected Daily Government may be compared to that of other money market mutual funds tracked by Lipper Analytical Services, Inc. ("Lipper"), a widely used independent research firm that ranks mutual funds by overall performance, investment objective and assets. Lipper performance calculations include the reinvestment of all capital gain and income dividends for the periods covered by the calculation.

      The performance and relative size of Selected Daily Government may be compared to other money market mutual funds rated by Donaghue's Money Fund Report ("Donaghue"), a reporting service on money market funds. As reported by Donaghue's, all investment results represent total return (annualized results for the period net of management fees and expenses) and one year investment results are effective annual yields assuming reinvestment of dividends.

      Investors may want to compare the performance of Selected Daily Government to that of various bank products as reported by BANK RATE MONITOR(R), a financial reporting service that publishes each week average rates of bank and thrift institution money market deposit accounts, Super N.O.W. accounts and certificate of deposit. The rates published by the Bank Rate Monitor National Index(R) are averages of the personal account rates offered on the Wednesday prior to the date of publication by 100 large banks and thrifts in the top ten Consolidated Standard Metropolitan Statistical Areas.

      With respect to money market deposit accounts and Super N.O.W. accounts, account minimums range upward from $2,000 in each institution and compounding methods vary. Super N.O.W. accounts generally offer unlimited check writing while money market deposit accounts generally restrict the number of checks that may be written. If more than one rate is offered, the lowest rate is used. Rates are determined by the financial institution and are subject to change at any time specified by the institution. Generally, the rates offered for these products take market conditions and competitive product yields into consideration when set. Bank products represent a taxable alternative income producing product. Bank and thrift institution deposit accounts may be insured, while shareholder accounts in Selected Daily Government are not so insured. Bank passbook savings accounts compete with money market mutual fund products with respect to certain liquidity features but may not offer all of the features available from a money market mutual fund, such as check writing. Bank passbook savings accounts normally offer a fixed rate of interest while the yield of Selected Daily Government fluctuates. Bank checking accounts normally do not pay interest but compete with money market mutual fund products with respect to certain liquidity features (e.g., the ability to write checks against the account). Bank certificates of deposit may offer fixed or variable rates for a set term. (Normally, a variety of terms are available.) Withdrawal of these deposits prior to maturity will normally be subject to a penalty. In contrast, shares of Selected Daily Government are redeemable at the net asset value (normally, $1.00 per share) next determined after a request is received, without charge.

                                     PART C

                                OTHER INFORMATION

Item  24. Financial Statements and Exhibits

      (a)   Financial statements:

            Included in Part A:

                  Financial Highlights.

            Included in Part B by incorporation from the 1996 Annual Report:

                  Tait, Weller & Baker Auditor's Report.

                  Portfolio of Investments at December 31, 1996.

                  Statement of Assets and Liabilities at December 31, 1996.

                  Statement of Operations for the year ended December 31, 1996.

                  Statement of Changes in Net Assets for the years ended December 31, 1996 and 1995.

                  Notes to Financial Statements.

            Included in Part B:

                  Report of Tait, Weller & Baker.

      (b)   Exhibits:

            (1) Amended Declaration of Trust, incorporated by reference to Exhibit (1) to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A, File No. 33-15807.

            (2) Amended and Restated By-Laws as of January 22, 1992, incorporated by reference to Exhibit (2) to Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A, File No. 33-15807.

            (5)(a) Management Agreement dated May 1, 1993, incorporated by reference to Exhibit (5) to Post-Effective Amendment No. 13 to

                        Registrant's Registration Statement on Form N-1A, File No. 33-15807.

            (5)(b)      Sub-Advisory Agreement Dated December 1, 1996.

            (6)/(15) Distribution Services Agreement and Plan of Distribution dated May 1, 1993, incorporated by reference to Exhibit
                        (6)/(15) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A, File No. 33-15807.

             (8)(a) Custody Agreement dated November 25, 1991, incorporated by reference to Exhibit (8)(a) to Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A, File No. 33-15807.

            (8)(b) Agency Agreement dated November 25, 1991, incorporated by reference to Exhibit (8)(b) to Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A, File No. 33-15807.

            (11)        Consent of Tait, Weller & Baker.

            (14)(a) Individual Retirement Account Plan Documents, incorporated by reference to Exhibit (14)(a) to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A, File No. 33-15807.

            (14)(b) Money Purchase Pension and Profit Sharing Plan Basic Document, incorporated by reference to Exhibit (14)(b) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on form N-1A, File No. 33-15807.

            (14)(c) Money Purchase Pension Adoption Agreement, incorporated by reference to Exhibit (14)(c) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A, File No. 33-15807.

            (14)(d) Profit-Sharing Adoption Agreement, incorporated by reference to Exhibit (14)(d) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A, File No. 33-15807.

            (14)(e) Profit-Sharing 401(k) Plan, incorporated by reference to Exhibit (14)(e) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A, File No. 33-15807.

            (14)(f) 403(b) Plan Documents, incorporated by reference to Exhibit (14)(f) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A, File No. 33-15807.

            (14)(g) Prototype Simplified Employee Pension Plan Documents, incorporated by reference to Exhibit (14)(g) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A, File No. 33-15807.

            (14)(h) Deferred Compensation Section 457 Savings Plan, incorporated by reference to Exhibit (14)(h) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A, File No. 33-15807.

            (14)(i) Defined Contribution Trust, incorporated by reference to Exhibit (14)(i) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A, File No. 33-15807.

            (16)(a) Sample Computations of Performance Quotations, incorporated by reference to Exhibit (16)(a) to Post-Effective Amendment Nos. 2 and 11 to Registrant's Registration Statement on Form N-1A, File No. 33-15807.

            (16)(b) Sample Computations of Total Return, incorporated by reference to Exhibit (16)(b) to Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A, File No. 33-15807.

            (17)(a)     Powers of Attorney, incorporated by reference to Exhibit
                        (17) to Post-Effective Amendment No. 18, to Registrant's Registration Statement on Form N-1A, File No. 33-15807.

            (17)(b) Power of attorney for Jerome E. Hass, Katherine L. MacWilliams, Richard C. O'Brien and Kenneth Eich.

Item 25. Persons Controlled by or under Common Control with Registrant

         Not applicable.

Item 26. Number of Holders of Securities

                                                       Number of Record Holders
                  Title of Class                           as of March 31, 1997
                  --------------                           --------------------

                  Shares of Beneficial Interest,
                  par value $.10 per share:

                  Selected U.S. Government Income Fund            1,692
                  Selected Daily Government Fund                    342

Item 27. Indemnification

            Reference is made to Article V of the Amended Declaration of Trust of the Registrant, previously filed as Exhibit (1) to Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A, File No. 33-15807. Officers and Trustees of Registrant are insured against liability by reason of acts, errors, or omissions in such capacities.

Item 28. Business and Other Connections of Investment Adviser

            Davis Selected Advisers, L.P. the Registrant's investment adviser, renders investment advisory services to individual, institutional and pension and profit-sharing plan accounts, as well as to Selected American Shares, Inc. and Selected Special Shares, Inc., Davis New York Venture Fund, Davis High Income Fund, Davis Tax-Free High Income Fund, Davis Series, Inc. and Davis International Series, Inc

            Shelby M.C. Davis is a Director, Chairman, Chief Executive Officer and principal owner of Venture Advisers, Inc. (the "General Partner") and is a Director of Shelby Cullom Davis Financial Consultants, 70 Pine Street, New York, New York 10270.

Item 29. Principal Underwriter

            (a) Davis Selected Advisers, L.P., located at 124 East Marcy Street, Santa Fe, New Mexico 87501, serves as the principal underwriter of the Registrant and also serves as principal underwriter for Selected American Shares, Inc. and Selected Special Shares, Inc., Davis New York Venture Fund, Davis High Income Fund, Davis Tax-Free High Income Fund, Davis Series, Inc. and Davis International Series, Inc.

            (b) Management of the General Partner of the Principal Underwriter.

                             Positions and Offices           Positions and
Name and Principal           with General Partner of         Offices with
Business Address             Principal Underwriter           Registrant
----------------             ---------------------           ----------
Shelby M.C. Davis            Director, Chairman              Trustee and
P.O. Box 205                 and Chief Executive             President
Hobe Sound, FL  33455        Officer

Kenneth C. Eich              Senior Vice President,          Vice President
124 East Marcy Street        Chief Operating Officer
Santa Fe, NM 87501

Eileen R. Street             Senior Vice President           Treasurer and
124 East Marcy Street                                        Assistant Secretary
Santa Fe, NM  87501

Samuel P. Ynzunza            Senior Vice President,          Vice President and
124 East Marcy Street        General Counsel                 Secretary
Santa Fe, NM  87501

Carolyn H. Spolidoro         Vice President                  None
124 East Marcy Street
Santa Fe, NM  87501

Andrew Davis                 Co-President                    None
124 East Marcy Street
Santa Fe, NM  87501

            (c)   Not applicable.

Item 30. Location of Accounts and Records

            All records and documents required to be maintained under Section 31
(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession of Davis Selected Advisers, L.P., 124 East Marcy Street, Santa Fe, New Mexico 87501, the investment adviser of the Registrant, except that shareholder account records are in the possession of Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, custodian and transfer agent, and current minute books are in the possession of D'Ancona & Pflaum, 30 North LaSalle Street, Chicago, Illinois 60602. Davis Selected Advisers, L.P. maintains copies of the minutes.

Item 31. Management Services

            Not applicable.

Item 32. Undertakings

            Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of Registrant's latest annual report to shareholders upon request and without charge.

                       SELECTED CAPITAL PRESERVATION TRUST

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Fe and State of New Mexico on the 28th day of April, 1997

                                        SELECTED CAPITAL PRESERVATION TRUST


                                        By: /s/ Sheldon R. Stein
                                            ---------------------------
                                            Sheldon R. Stein,
                                            Attorney -in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

     Signature                      Title                         Date
     ---------                      -----                         ----


Shelby M.C. Davis*            President,                     April 28, 1997
----------------------        Chief Executive
Shelby M.C. Davis             Officer and Director


Kenneth C. Eich*              Vice President,                April 28, 1997
----------------              principal accounting
                              officer


                                        *By: /s/ Sheldon R. Stein
                                             ---------------------------
                                             Sheldon R. Stein,
                                             Attorney-in-Fact

      *Sheldon R. Stein signs this document on behalf of the foregoing officers pursuant to the powers of attorney filed as Exhibit 17 to Post-Effective Amendment No. 76 to Registrant's Registration Statement on Form N-1A.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed on April 28, 1997 by the following persons in the capacities indicated.

         Signature                               Title


     William P. Barr*                           Trustee
     -----------------------
     William P. Barr


     Floyd A. Brown*                            Trustee
     -----------------------
     Floyd A. Brown


     William G. Cole*                           Trustee
     -----------------------
     William G. Cole


     Shelby M.C. Davis*                         Trustee
     -----------------------
     Shelby M.C. Davis


     Robert J. Greenebaum*                      Trustee
     -----------------------
     Robert J. Greenebaum


     Jerome E. Hass*                            Trustee
     -----------------------
     Jerome E. Hass


     Katherine L. MacWilliams*                  Trustee
     -----------------------
     Katherine L. MacWilliams


     James J. McMonagle*                        Trustee
     -----------------------
     James J. McMonagle


     Richard C. O'Brien                         Trustee
     -----------------------
     Richard C. O'Brien


     Larry J.B. Robinson*                       Trustee
     -----------------------
     Larry J.B. Robinson


     Marsha Williams*                           Trustee
     -----------------------
     Marsha Williams


                                        *By: /s/ Sheldon R. Stein
                                             ---------------------------
                                             Sheldon R. Stein,
                                             Attorney-in-Fact

      *Sheldon R. Stein signs this document on behalf of the foregoing persons pursuant to the powers of attorney filed as Exhibit 17 to Post-Effective Amendment No. 76 to Registrants' Registration Statement on Form N-1A.